 As filed with the Securities and Exchange Commission on June 7, 2000

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
                                                                          ---
    Pre-Effective Amendment No. ___                                       [ ]
                                                                          ---
    Post-Effective Amendment No. 49                                       [X]
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                               [X]
                                                                          ---

    Amendment No.  52                                                     [X]
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)


Name and address
of agent for service:        Copies to:
---------------------        ----------

Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

 [ ]  Immediately upon filing pursuant to paragraph (b)
 ---

 [ ]  On [DATE] pursuant to paragraph (b)
 ---

 [ ]  60 days after filing pursuant to paragraph (a)(1)
 ---

 [ ]  On [DATE], pursuant to paragraph (a)(1)
 ---

 [X]  75 days after filing pursuant to paragraph (a)(2)
 ---

 [ ]  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

 [ ]  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

This Post-Effective Amendment relates only to PIMCO Healthcare Innovation,
PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, new series of the Registrant. No information relating to any other series of the Registrant is amended or superseded hereby.

PIMCO Funds Prospectus


PIMCO Funds:
Multi-Manager Series

[     ], 2000

Share Classes A, B and C

This Prospectus describes 9 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management affiliates. As of March 31, 2000, PIMCO Advisors and its affiliates managed approximately $264 billion, including assets for ___ of the ___ largest U.S. corporations.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Information                                                                      3
Fund Summaries
     Healthcare Innovation Fund                                                          5
     Internet Innovation Fund                                                            8
     Small-Cap Technology Fund                                                          11
     Telecom Innovation Fund                                                            14
     Electronics Innovation Fund                                                        17
     New Asia Fund                                                                      20
     Europe Growth Fund                                                                 23
     Select World Fund                                                                  26
     Emerging Markets Fund                                                              29
Summary of Principal Risks                                                              32
Management of the Funds                                                                 36
Investment Options - Class A, B and C Shares                                            39
How Fund Shares Are Priced                                                              44
How to Buy and Sell Shares                                                              45
Fund Distributions                                                                      50
Tax Consequences                                                                        51
Characteristics and Risks of Securities and Investment Techniques                       52

Summary Information

 The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Approximate   Approximate
                PIMCO                 Investment                    Main                            Number of     Capitalization
                Fund                  Objective                     Investments                     Holdings      Range
-----------------------------------------------------------------------------------------------------------------------------------
Sector-Related  Healthcare            Capital appreciation; no      Common stocks of health             30-60     More than $200
Stock Funds     Innovation            consideration is given to     care-related companies with                   million
                                      income                        market capitalizations of
                                                                    more than $200 million
-----------------------------------------------------------------------------------------------------------------------------------
                Internet Innovation   Capital appreciation; no      Common stocks of Internet           20-60     More than $200
                                      consideration is given to     and Internet-related companies                million
                                      income                        with market capitalizations
                                                                    of more than $200 million
-----------------------------------------------------------------------------------------------------------------------------------
                Small-Cap Technology  Capital appreciation; no      Common stocks of                    30-60     Between $100
                                      consideration is given to     technology-related companies                  million and
                                      income                        with market capitalizations of                $2 billion
                                                                    between $100 million and
                                                                    $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
                Telecom Innovation    Capital appreciation; no      Common stocks of                    20-60     More than $200
                                      consideration is given to     telecommunications-related                    million
                                      income                        companies with market
                                                                    capitalizations of more than
                                                                    $200 million
-----------------------------------------------------------------------------------------------------------------------------------
                Electronics           Capital appreciation; no      Common stocks of companies          20-60     More than $200
                Innovation            consideration is given to     in the electronics industry                   million
                                      income                        with market capitalizations of
                                                                    more than $200 million
-----------------------------------------------------------------------------------------------------------------------------------
 International  PIMCO/Allianz         Capital appreciation through  Common stocks of companies             80     More than $250
 Stock Funds    New Asia              investment in an              located in Asia with market                   million
                                      international portfolio       capitalizations of more than
                                                                    $250 million
-----------------------------------------------------------------------------------------------------------------------------------
                PIMCO/Allianz         Capital appreciation through  Common stocks of European              80     More than
                Europe Growth         investment in an              companies with market                         $1 billion
                                      international portfolio       capitalizations of more
                                                                    than $1 billion
-----------------------------------------------------------------------------------------------------------------------------------
                PIMCO/Allianz         Capital appreciation through  Common stocks of companies          50-60     More than
                Select World          investment in a global        located both within and                       $1 billion
                                      portfolio                     outside of the United States
                                                                    with market capitalizations
                                                                    of more than $1 billion
-----------------------------------------------------------------------------------------------------------------------------------

                PIMCO/Allianz         Capital appreciation through  Common stocks of companies             80     More than $250
                Emerging Markets      investment in an              located in emerging market                    million
                                      international portfolio       countries within  Europe, Asia,
                                                                    Latin America and Africa with
                                                                    market capitalizations of more
                                                                    than $250 million
-----------------------------------------------------------------------------------------------------------------------------------

Fund Descriptions,
Performance and
Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Healthcare Innovation Fund


Principal Investments and    Investment Objective               Fund Focus                             Approximate Capitalization
Strategies                   Seeks capital appreciation; no     Common stocks of health care-related   Range
                             consideration is given to income   companies                              More than $200 million

                                                                                                       Dividend Frequency
                                                                                                       At least annually

                             Fund Category                      Approximate Number of Holdings
                             Sector-Related Stocks              30-60

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies principally engaged in the design, manufacture or sale of new, creative or different, or "innovative," products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture or sale of health care-related products or services such as medical, dental and optical products, hardware or services. Although the Fund emphasizes companies which utilize health care technologies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify health care-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Market Risk             .Foreign Investment Risk  .Management
                  .Issuer Risk             .Currency Risk              Risk
                  .Growth Securities Risk  .Focused Investment Risk
                  .Smaller Company Risk    .Leveraging Risk
                  .Liquidity Risk          .Credit Risk

                  Please see "Summary of Principal Risks" following the Fund
                  Summaries for a description of these and other risks of
                  investing in the Fund.
Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                  These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

                        Maximum Sales Charge (Load) Imposed                Maximum Contingent Deferred Sales Charge (Load)
                        on Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------------
Class A                 5.50%                                              1%/(1)/
---------------------------------------------------------------------------------------------------------------------------
Class B                 None                                               5%/(2)/
---------------------------------------------------------------------------------------------------------------------------
Class C                 None                                               1%/(3)/

                  (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                  (2) The maximum CDSC is imposed on shares redeemed in the
                      first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                  (3) The CDSC on Class C shares is imposed only on shares
                      redeemed in the first year.

                  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                            Total Annual
                Advisory      and/or Service        Other             Fund Operating
Share Class     Fees          (12b-1) Fees/(1)/     Expenses/(2)/     Expenses           Fee Waiver/(3)/    Net Expenses/(3)/
------------------------------------------------------------------------------------------------------------------------------
Class A         0.70%         0.25%                 [0.54]            [1.49%]            [0.04%]            1.45%
------------------------------------------------------------------------------------------------------------------------------
Class B         0.70          1.00                  [0.54]            [2.24]             [0.04 ]            2.20
------------------------------------------------------------------------------------------------------------------------------
Class C         0.70          1.00                  [0.54]            [2.24]             [0.04 ]            2.20

                  (1) Due to the 12b-1 distribution fee imposed on Class B and
                      Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                  (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                  (3) Net Expenses reflects the effects of a contractual
                      agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                  Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

-----------------------------------------------------------------------------------------------------------------------------------
                 Example: Assuming you redeem your shares at     Example: Assuming you do not redeem your
                 the end of each period                          shares

-----------------------------------------------------------------------------------------------------------------------------------
                 Year1     Year 3      Year 5      Year 10       Year 1      Year 3        Year 5      Year 10
-----------------------------------------------------------------------------------------------------------------------------------
Class A          [_]       [_]         [_]         [_]           [_]         [_]           [_]         [_]
-----------------------------------------------------------------------------------------------------------------------------------
Class B          [_]       [_]         [_]         [_]           [_]         [_]           [_]         [_]
-----------------------------------------------------------------------------------------------------------------------------------
Class C          [_]       [_]         [_]         [_]           [_]         [_]           [_]         [_]
-----------------------------------------------------------------------------------------------------------------------------------


(1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Internet Innovation Fund


Principal Investments    Investment Objective                 Fund Focus                           Approximate Capitalization
and Strategies           Seeks capital appreciation; no       Common stocks of Internet-related    Range
                         consideration is given to income     companies                            More than $200 million

                                                                                                   Dividend Frequency
                                                                                                   At least annually
                         Fund Category                        Approximate Number of Holdings
                         Sector-Related Stocks                20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that derive at least 50% of their revenues, expenses or profits from the research, design, development, manufacturing or distribution of new, creative or different, or "innovative," products, processes or services for use with Internet- or Internet-related businesses. Some examples of these companies may include, for example, providers of broad-band Internet access, web site content, Internet software and electronic commerce. Although the Fund emphasizes Internet-related companies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify Internet-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Focused Investment Risk
                  .Smaller Company Risk        .Leveraging Risk
                  .Liquidity Risk              .Credit Risk


                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                  These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

               Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
               on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
----------------------------------------------------------------------------------------------------------------
Class A        5.50%                                             1%/(1)/
----------------------------------------------------------------------------------------------------------------
Class B        None                                              5%/(2)/
----------------------------------------------------------------------------------------------------------------
Class C        None                                              1%/(3)/

                  (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                  (2) The maximum CDSC is imposed on shares redeemed in the
                      first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                  (3) The CDSC on Class C shares is imposed only on shares
                      redeemed in the first year.

                  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                           Distribution                       Total Annual
               Advisory    and/or Service      Other          Fund Operating
Share Class    Fees        (12b-1) Fees/(1)/   Expenses/(2)/  Expenses           Fee Waiver/(3)/     Net Expenses/(3)/
----------------------------------------------------------------------------------------------------------------------------
Class A        0.80%       0.25%               [0.54%]        [1.59%]            [0.04%]             1.55%
----------------------------------------------------------------------------------------------------------------------------
Class B        0.80        1.00                [0.54]         [2.34]             [0.04 ]             2.30
----------------------------------------------------------------------------------------------------------------------------
Class C        0.80        1.00                [0.54]         [2.34]             [0.04 ]             2.30

                  (1) Due to the 12b-1 distribution fee imposed on Class B and
                      Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                  (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                  (3) Net Expenses reflects the effects of a contractual
                      agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                  Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

               Example: Assuming you redeem your shares at       Example: Assuming you do not redeem your
               the end of each period                            shares
------------------------------------------------------------------------------------------------------------
               Year1       Year 3     Year 5       Year 10       Year 1     Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------
Class A        [_]         [_]        [_]          [_]           [_]        [_]         [_]         [_]
------------------------------------------------------------------------------------------------------------
Class B        [_]         [_]        [_]          [_]           [_]        [_]         [_]         [_]
------------------------------------------------------------------------------------------------------------
Class C        [_]         [_]        [_]          [_]           [_]        [_]         [_]         [_]
------------------------------------------------------------------------------------------------------------


(1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Small-Cap Technology Fund


Principal Investments and   Investment Objective               Fund Focus                           Approximate Capitalization Range
Strategies                  Seeks capital appreciation; no     Common stocks of technology-related  Between $100 million and $2
                            consideration is given to income   companies with smaller               billion
                                                               market capitalizations
                                                                                                    Dividend Frequency
                                                                                                    At least annually

                             Fund Category                     Approximate Number of Holdings
                             Sector-Related Stocks             30-60

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of technology and technology-related companies with market capitalizations of between $100 million and $2 billion at the time of investment. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Market Risk                      .Foreign Investment Risk          .Management Risk
                  .Issuer Risk                      .Currency Risk
                  .Growth Securities Risk           .Focused Investment Risk
                  .Smaller Company Risk             .Leveraging Risk
                  .Liquidity Risk                   .Credit Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                  These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

                               Maximum Sales Charge (Load) Imposed                Maximum Contingent Deferred Sales Charge (Load)/1/
                               on Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------
                  Class A      5.50%                                              1%/(1)/
                  ------------------------------------------------------------------------------------------------------------------
                  Class B      None                                               5%/(2)/
                  ------------------------------------------------------------------------------------------------------------------
                  Class C      None                                               1%/(3)/

                  (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                  (2) The maximum CDSC is imposed on shares redeemed in the
                      first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                  (3) The CDSC on Class C shares is imposed only on shares
                      redeemed in the first year.

                  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                              Distribution                       Total Annual
                                 Advisory     and/or Service      Other          Fund Operating
                  Share Class    Fees         (12b-1) Fees/(1)/   Expenses/(2)/  Expenses         Fee Waiver/(3)/  Net Expenses/(3)/
                  ------------------------------------------------------------------------------------------------------------------
                  Class A        0.80%        0.25%                [0.54%]        [1.59%]          [0.04%]               1.55%
                  ------------------------------------------------------------------------------------------------------------------
                  Class B        0.80         1.00                 [0.54]         [2.34]           [0.04]                2.30
                  ------------------------------------------------------------------------------------------------------------------
                  Class C        0.80         1.00                 [0.54]         [2.34]           [0.04]                2.30

                  (1) Due to the 12b-1 distribution fee imposed on Class B and
                      Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                  (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                  (3) Net Expenses reflects the effects of a contractual
                      agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                  Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                  ----------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at               Example: Assuming you do not redeem your
                          the end of each period                                    shares
                  ----------------------------------------------------------------------------------------------------------------
                             Year 1        Year 3         Year 5         Year 10       Year 1      Year 3      Year 5     Year 10
                  ----------------------------------------------------------------------------------------------------------------
                  Class A      [ ]           [ ]           [ ]             [ ]           [ ]         [ ]         [ ]         [ ]
                  ----------------------------------------------------------------------------------------------------------------
                  Class B      [ ]           [ ]           [ ]             [ ]           [ ]         [ ]         [ ]         [ ]
                  ----------------------------------------------------------------------------------------------------------------
                  Class C      [ ]           [ ]           [ ]             [ ]           [ ]         [ ]         [ ]         [ ]
                  ----------------------------------------------------------------------------------------------------------------

                  (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Telecom Innovation Fund


Principal Investments        Investment Objective                   Fund Focus                         Approximate Capitalization
and Strategies               Seeks capital appreciation; no         Common stocks of                   Range
                             consideration is given to income       telecommunications-related         More than $200 million
                                                                    companies
                                                                                                       Dividend Frequency
                                                                                                       At least annually
                             Fund Category                          Approximate Number of Holdings
                             Sector-Related Stocks                  20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment, companies that provide cellular, paging, local and wide area product networks or equipment, companies that provide satellite, microwave and cable television or equipment, and companies involved in new technologies such as fiber optics, semiconductors and data transmission. Although the Fund emphasizes telecommunications-related companies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify telecommunications-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Leveraging Risk
                  .Smaller Company Risk        .Credit Risk
                  .Liquidity Risk              .Focused Investment Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                  These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

                                  Maximum Sales Charge (Load) Imposed                Maximum Contingent Deferred Sales Charge (Load)
                                  on Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------
                   Class A        5.50%                                              1%/(1)/
                  ------------------------------------------------------------------------------------------------------------------
                   Class B        None                                               5%/(2)/
                  ------------------------------------------------------------------------------------------------------------------
                   Class C        None                                               1%/(3)/


                  (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                  (2) The maximum CDSC is imposed on shares redeemed in the
                      first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                  (3) The CDSC on Class C shares is imposed only on shares
                      redeemed in the first year.

                  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                             Distribution                        Total Annual
                                  Advisory   and/or Service      Other           Fund Operating
                  Share Class     Fees       (12b-1) Fees/(1)/   Expenses/(2)/   Expenses         Fee Waiver/(3)/  Net Expenses/(3)/
                  ------------------------------------------------------------------------------------------------------------------
                   Class A        0.70%      0.25%               [0.54%]         [1.49%]          [0.04%]          1.45%
                  ------------------------------------------------------------------------------------------------------------------
                   Class B        0.70       1.00                [0.54]          [2.24]           [0.04]           2.20
                  ------------------------------------------------------------------------------------------------------------------
                   Class C        0.70       1.00                [0.54]          [2.24]           [0.04]           2.20

                   (1) Due to the 12b-1 distribution fee imposed on Class B and
                       Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

                   (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                   (3) Net Expenses reflects the effects of a contractual
                       agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                   Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                   ---------------------------------------------------------------------------------------------------------------
                          Example: Assuming you redeem your shares at              Example: Assuming you do not redeem your
                          the end of each period                                   shares
                   ---------------------------------------------------------------------------------------------------------------
                                  Year 1        Year 3       Year 5       Year 10     Year 1      Year 3      Year 5      Year 10
                   ---------------------------------------------------------------------------------------------------------------
                   Class A         [ ]           [ ]          [ ]          [  ]        [  ]        [  ]        [ ]         [  ]
                   ---------------------------------------------------------------------------------------------------------------
                   Class B         [ ]           [ ]          [ ]          [  ]        [  ]        [  ]        [ ]         [  ]
                   ---------------------------------------------------------------------------------------------------------------
                   Class C         [ ]           [ ]          [ ]          [  ]        [  ]        [  ]        [ ]         [  ]
                   ---------------------------------------------------------------------------------------------------------------

                   (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Electronics Innovation Fund

Principal Investments and   Investment Objective               Fund Focus                          Approximate Capitalization Range
Strategies                  Seeks capital appreciation; no     Common stocks of companies in the   More than $200 million
                            consideration is given to income   electronics industry
                                                                                                   Dividend Frequency
                                                                                                   At least annually

                            Fund Category                      Approximate Number of Holdings
                            Sector-Related Stocks              20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," electronics products and services. These companies may include, for example, companies engaged in the development, manufacture, sale or service of electronic components, equipment vendors to electronics manufacturers, electronic component distributors, electronic instruments and systems vendors, and companies that provide electronics-related services. Although the Fund emphasizes companies in the electronics industry, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the types of companies listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify electronics-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive .

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and
convertible securities.   The Fund may invest up to 15% of its assets in foreign
securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks  Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

                 .Market Risk            .Foreign Investment Risk .Management
                 .Issuer Risk            .Currency Risk            Risk
                 .Growth Securities Risk .Leveraging Risk
                 .Smaller Company Risk   .Credit Risk
                 .Liquidity Risk         .Focused Investment Risk

                    Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance         The Fund recently commenced operations and does not yet
Information         have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
the Fund

                    These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)

                                   Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                                  on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
                    ----------------------------------------------------------------------------------------------------------------
                    Class A        5.50%                                              1%/(1)/
                    ----------------------------------------------------------------------------------------------------------------
                    Class B        None                                               5%/(2)/
                    ----------------------------------------------------------------------------------------------------------------
                    Class C        None                                               1%/(3)/

                    (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                    (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares-- Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                    (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                               Distribution                        Total Annual
                                   Advisory    and/or Service      Other           Fund Operating
                    Share Class    Fees        (12b-1) Fees/(1)/   Expenses/(2)/   Expenses        Fee Waiver/(3)/ Net Expenses/(3)/
                    ---------------------------------------------------------------------------------------------------------------
                    Class A        0.80%       0.25%               [0.54%]         [1.59%]         [0.04%]         1.55%
                    ---------------------------------------------------------------------------------------------------------------
                    Class B        0.80        1.00                [0.54]          [2.34]          [0.04]          2.30
                    ----------------------------------------------------------------------------------------------------------------
                    Class C        0.80        1.00                [0.54]          [2.34]          [0.04]          2.30

                    (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                    (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                    (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                              Example: Assuming you redeem your shares at the end of   Example: Assuming you do not redeem your
                              each period                                              shares
               -------------------------------------------------------------------------------------------------------------------
                              Year1        Year 3         Year 5         Year 10       Year 1      Year 3      Year 5      Year 10

               Class A        [  ]          [  ]          [  ]            [  ]          [  ]        [  ]        [  ]        [  ]
               -------------------------------------------------------------------------------------------------------------------
               Class B        [  ]          [  ]          [  ]            [  ]          [  ]        [  ]        [  ]        [  ]
               -------------------------------------------------------------------------------------------------------------------
               Class C        [  ]          [  ]          [  ]            [  ]          [  ]        [  ]        [  ]        [  ]
               -------------------------------------------------------------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz New Asia Fund

Principal Investments and      Investment Objective                   Fund Focus                 Approximate Capitalization Range
Strategies                     Seeks capital appreciation through     Common stocks of foreign   More than $250 million
                               investment in an international         (non-U.S.) issuers
                               portfolio                                                         Dividend Frequency
                                                                                                 At least annually


                               Fund Category                          Approximate Number of Holdings
                               International Stocks                   80

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in Asia. The Fund will primarily invest in securities of companies located in the Far East, including Australia, China, Hong Kong, Japan, Indonesia, India, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand, although the Fund will not necessarily be invested in all of these countries at any time. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

     The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

     The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Foreign Investment Risk  .Value Securities Risk   .Focused Investment Risk
                  .Emerging Markets Risk    .Growth Securities Risk  .Leveraging Risk
                  .Currency Risk            .Smaller Companies Risk  .Credit Risk
                  .Market Risk              .Liquidity Risk          .Management Risk
                  .Issuer Risk              .Derivatives Risk

                   Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance        The Fund recently commenced operations and does not yet have
Information        a full calendar year of performance. Thus, no bar chart or
                   Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

                   These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                   Shareholder Fees (fees paid directly from your investment)

                                   Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                                  on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
                    ----------------------------------------------------------------------------------------------------------------
                    Class A        5.50%                                              1%/(1)/
                    ----------------------------------------------------------------------------------------------------------------
                    Class B        None                                               5%/(2)/
                    ----------------------------------------------------------------------------------------------------------------
                    Class C        None                                               1%/(3)/

                    (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                    (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares-- Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                    (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                               Distribution                        Total Annual
                                   Advisory    and/or Service      Other           Fund Operating
                    Share Class    Fees        (12b-1) Fees/(1)/   Expenses/(2)/   Expenses        Fee Waiver/(3)/ Net Expenses/(3)/
                    ---------------------------------------------------------------------------------------------------------------
                    Class A        1.00%       0.25%               [0.74%]         [1.99%]         [0.04%]         1.95%
                    ---------------------------------------------------------------------------------------------------------------
                    Class B        1.00        1.00                [0.74]          [2.74]          [0.04]          2.70
                    ----------------------------------------------------------------------------------------------------------------
                    Class C        1.00        1.00                [0.74]          [2.74]          [0.04]          2.70

                    (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                    (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                    (3) Net Expenses reflects the effects of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                              Example: Assuming you redeem your shares at the end of   Example: Assuming you do not redeem your
                              each period                                              shares
               -------------------------------------------------------------------------------------------------------------------
                              Year1        Year 3         Year 5         Year 10       Year 1      Year 3      Year 5      Year 10

               Class A        [  ]          [  ]          [  ]            [  ]          [  ]        [  ]        [  ]        [  ]
               -------------------------------------------------------------------------------------------------------------------
               Class B        [  ]          [  ]          [  ]            [  ]          [  ]        [  ]        [  ]        [  ]
               -------------------------------------------------------------------------------------------------------------------
               Class C        [  ]          [  ]          [  ]            [  ]          [  ]        [  ]        [  ]        [  ]
               -------------------------------------------------------------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Europe Growth Fund


Principal Investments and    Investment Objective                     Fund Focus                         Approximate Capitalization
Strategies                   Seeks capital appreciation through       Common stocks of foreign           Range
                             investment in an international           (non-U.S.) issuers                 More than $1 billion
                             portfolio
                                                                                                         Dividend Frequency
                                                                                                         At least annually
                             Fund Category                            Approximate Number of Holdings
                             International Stocks                     80


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of European companies with medium and large market capitalizations. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar (e.g., the euro) and may invest directly in foreign currencies.

     The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

     The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:
                  .Foreign Investment Risk      .Growth Securities Risk     .Focused Investment Risk
                  .Currency Risk                .Smaller Companies Risk     .Leveraging Risk
                  .Market Risk                  .Liquidity Risk             .Credit Risk
                  .Issuer Risk                  .Derivatives Risk           .Management Risk
                  .Value Securities Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                  These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

                              Maximum Sales Charge (Load) Imposed                 Maximum Contingent Deferred Sales Charge (Load)
                              on Purchases (as a percentage of offering price)    (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------
                  Class A     5.50%                                               1%/(1)/
                  ------------------------------------------------------------------------------------------------------------------
                  Class B     None                                                5%/(2)/
                  ------------------------------------------------------------------------------------------------------------------
                  Class C     None                                                1%/(3)/

                  (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                  (2) The maximum CDSC is imposed on shares redeemed in the
                      first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                  (3) The CDSC on Class C shares is imposed only on shares
                      redeemed in the first year.

                  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                              Distribution                        Total Annual
                                Advisory      and/or Service      Other           Fund Operating
                  Share Class   Fees          (12b-1) Fees/(1)    Expenses/(2)    Expenses        Fee Waiver/(3)  Net Expenses/(3)
                  -----------------------------------------------------------------------------------------------------------------
                  Class A       0.75%         0.25%                [0.74%]         [1.74%]        [0.04%]         1.70%
                  -----------------------------------------------------------------------------------------------------------------
                  Class B       0.75          1.00                 [0.74]          [2.49]         [0.04 ]         2.45
                  -----------------------------------------------------------------------------------------------------------------
                  Class C       0.75          1.00                 [0.74]          [2.49]         [0.04 ]         2.45

                  (1) Due to the 12b-1 distribution fee imposed on Class B and
                      Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

                  (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                  (3) Net Expenses reflects the effects of a contractual
                      agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                  Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)

                             Example: Assuming you redeem your shares at              Example: Assuming you do not redeem your
                             the end of each period                                   shares
                  ----------------------------------------------------------------------------------------------------------------
                             Year1        Year 3         Year 5         Year 10       Year 1      Year 3      Year 5      Year 10
                  Class A    [ ]          [ ]            [ ]            [ ]           [ ]         [ ]         [ ]         [ ]
                  ----------------------------------------------------------------------------------------------------------------
                  Class B    [ ]          [ ]            [ ]            [ ]           [ ]         [ ]         [ ]         [ ]
                  ----------------------------------------------------------------------------------------------------------------
                  Class C    [ ]          [ ]            [ ]            [ ]           [ ]         [ ]         [ ]         [ ]
                  ----------------------------------------------------------------------------------------------------------------

                  (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Select World Fund


Principal Investments and     Investment Objective                    Fund Focus                         Approximate Capitalization
Strategies                    Seeks capital appreciation through      Common stocks of foreign           Range
                              investment in a global portfolio        (non-U.S.) issuers                 More than $1 billion

                                                                                                         Dividend Frequency
                                                                                                         At least annually

                              Fund Category                           Approximate Number of Holdings
                              International Stocks                    50-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located throughout the world. Although the Fund normally invests in issuers from at least five different countries, including the United States, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 50 to 60 stocks, with each stock usually constituting from 1.25% to 2.5% of the Fund's portfolio. The Fund may invest in both developed and developing, or "emerging," markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies

     The portfolio manager selects securities for the Fund using the Sub-Adviser's "Best Research" investment style. The Best Research style uses a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

     The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Foreign Investment Risk     .Value Securities Risk       .Focused Investment Risk
                  .Emerging Market Risk        .Growth Securities Risk      .Leveraging Risk
                  .Currency Risk               .Smaller Companies Risk      .Credit Risk
                  .Market Risk                 .Liquidity Risk              .Management Risk
                  .Issuer Risk                 .Derivatives Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                  These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

                                Maximum Sales Charge (Load) Imposed                Maximum Contingent Deferred Sales Charge (Load)
                                on Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
                   ---------------------------------------------------------------------------------------------------------------
                   Class A      5.50%                                              1%/(1)/
                   ---------------------------------------------------------------------------------------------------------------
                   Class B      None                                               5%/(2)/
                   ---------------------------------------------------------------------------------------------------------------
                   Class C      None                                               1%/(3)/

                  (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                  (2) The maximum CDSC is imposed on shares redeemed in the
                      first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                  (3) The CDSC on Class C shares is imposed only on shares
                      redeemed in the first year.

                  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                            Distribution                         Total Annual
                                Advisory    and/or Service      Other            Fund Operating
                  Share Class   Fees        (12b-1) Fees/(1)/   Expenses/(2)/    Expenses         Fee Waiver/(3)/  Net Expenses/(3)/
                  ------------------------------------------------------------------------------------------------------------------
                  Class A       0.75%       0.25%               [0.74%]          [1.74%]          [0.04%]          1.70%
                  ------------------------------------------------------------------------------------------------------------------
                  Class B       0.75        1.00                [0.74]           [2.49]           [0.04 ]          2.45
                  ------------------------------------------------------------------------------------------------------------------
                  Class C       0.75        1.00                [0.74]           [2.49]           [0.04 ]          2.45

                  (1) Due to the 12b-1 distribution fee imposed on Class B and
                      Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

                  (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                  (3) Net Expenses reflects the effects of a contractual
                      agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                  Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                            Example: Assuming you redeem your shares at              Example: Assuming you do not redeem your
                            the end of each period                                   shares
                  --------------------------------------------------------------------------------------------------------------
                            Year1        Year 3         Year 5         Year 10       Year 1      Year 3      Year 5      Year 10
                  Class A   [ ]          [ ]            [ ]            [ ]           [ ]         [ ]         [ ]         [ ]
                  --------------------------------------------------------------------------------------------------------------
                  Class B   [ ]          [ ]            [ ]            [ ]           [ ]         [ ]         [ ]         [ ]
                  --------------------------------------------------------------------------------------------------------------
                  Class C   [ ]          [ ]            [ ]            [ ]           [ ]         [ ]         [ ]         [ ]
                  --------------------------------------------------------------------------------------------------------------

                  (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Emerging Markets Fund


Principal Investments      Investment Objective                     Fund Focus                        Approximate Capitalization
and Strategies             Seeks capital appreciation through       Common stocks of foreign (non-    Range
                           investment in an international           U.S.) issuers                     More than $250 million
                           portfolio
                                                                                                      Dividend Frequency
                                                                                                      At least annually

                           Fund Category                            Approximate Number of Holdings
                           International Stocks                     80


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in emerging market countries within Europe, Asia, Latin America and Africa. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

     The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

     The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Foreign Investment Risk     .Value Securities Risk       .Emerging Markets Risk
                  .Emerging Markets Risk       .Growth Securities Risk      .Focused Investment Risk
                  .Currency Risk               .Smaller Companies Risk      .Leveraging Risk
                  .Market Risk                 .Liquidity Risk              .Credit Risk
                  .Issuer Risk                 .Derivatives Risk            .Management Risk


                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund
                  These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

                  Shareholder Fees (fees paid directly from your investment)

                               Maximum Sales Charge (Load) Imposed                 Maximum Contingent Deferred Sales Charge (Load)
                               on Purchases (as a percentage of offering price)    (as a percentage of original purchase price)
                  -----------------------------------------------------------------------------------------------------------------
                  Class A      5.50%                                                1%/(1)/
                  -----------------------------------------------------------------------------------------------------------------
                  Class B      None                                                 5%/(2)/
                  -----------------------------------------------------------------------------------------------------------------
                  Class C      None                                                 1%/(3)/

                  (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
                  (2) The maximum CDSC is imposed on shares redeemed in the
                      first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                  (3) The CDSC on Class C shares is imposed only on shares
                      redeemed in the first year.

                  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                               Distribution                       Total Annual
                                   Advisory    And/or Service      Other          Fund Operating
                  Share Class      Fees        (12b-1) Fees/(1)/   Expenses/(2)/  Expenses        Fee Waiver/(3)/  Net Expenses/(3)/
                  ------------------------------------------------------------------------------------------------------------------
                  Class A          1.00%       0.25%               [0.74%]        [1.99%]         [0.04%]          1.95%
                  ------------------------------------------------------------------------------------------------------------------
                  Class B          1.00        1.00                [0.74]         [2.74]          [0.04 ]          2.70
                  ------------------------------------------------------------------------------------------------------------------
                  Class C          1.00        1.00                [0.74]         [2.74]          [0.04 ]          2.70

                  (1) Due to the 12b-1 distribution fee imposed on Class B and
                      Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                  (2) Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                  (3) Net Expenses reflects the effects of a contractual
                      agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                  Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                  ------------------------------------------------------------------------------------------------------------------
                              Example: Assuming you redeem your shares at            Example: Assuming you do not redeem
                              the end of each period                                 your shares
                  ------------------------------------------------------------------------------------------------------------------

                                Year1     Year 3      Year 5      Year 10              Year 1      Year 3      Year 5      Year 10

                  Class A        [_]       [_]          [_]         [_]                 [_]         [_]          [_]         [_]
                  ------------------------------------------------------------------------------------------------------------------
                  Class B        [_]       [_]          [_]         [_]                 [_]         [_]          [_]         [_]
                  ------------------------------------------------------------------------------------------------------------------
                  Class C        [_]       [_]          [_]         [_]                 [_]         [_]          [_]         [_]
                  ------------------------------------------------------------------------------------------------------------------

                  (1) The Examples are based on the Net Expenses shown in the preceding table.

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities Risk

Each Fund emphasizes investments in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth. The Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Value Securities Risk

The Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The New Asia, Europe Growth and Emerging Markets Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Small-Cap Technology Fund has substantial exposure to this risk because it invests primarily in the securities of companies with market capitalizations below $200 million. The Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds also have significant exposure to this risk.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional
Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign (non-U.S.) Investment Risk

A Fund that invests in foreign securities, and particularly the New Asia, Europe Growth, Select World and Emerging Markets Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the New Asia, Europe Growth, Select World and Emerging Markets Funds, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are more pronounced for the Funds that invest in emerging market countries.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused
Investment Risk

Focusing Fund investments in a small number of issuers, industries or foreign currencies increases risk. Funds, such as the Select World Fund, that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The New Asia, Europe Growth, Select World and Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. The Internet Innovation, Electronics Innovation and Small-Cap Technology Funds are subject to risks prevalent in the Internet, electronics and technology sectors, respectively, such as the risks of rapid obsolescence of products and services, significant losses, increased volatility of these companies' securities and limited operating histories, because they "concentrate" their investments in these sectors. Similarly, the Telecom Innovation and Healthcare Innovation Funds "concentrate" their investments in the telecommunications and health care industries, respectively, and therefore are subject to the risks particular to those industries, such as the risks associated with additional government regulation of the telecommunications and health care industries and changes to existing regulations and government subsidy levels. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services," which may share common characteristics and react similarly to market developments.

Leveraging Risk

The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest Rate Risk

To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk
relating to investments in fixed income securities such as bonds and notes.   As
interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2000, PIMCO Advisors and its subsidiary partnerships had more than $264 billion in assets under management.


PIMCO Advisors has retained its subsidiary PIMCO/Allianz International Advisors LLC to manage the investments of the New Asia, Europe Growth, Select World and Emerging Markets Funds. The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds (PIMCO Equity Advisors and PIMCO/Allianz International Advisors LLC are each referred to as a "Sub-Adviser" in this prospectus). See "Sub-Advisers" below.

PIMCO Advisors has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained PIMCO/Allianz International Advisors LLC, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

The Funds will pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):



Fund                                                        Advisory Fees

Healthcare Innovation and Telecom Innovation Funds              0.70%

Europe Growth and Select World Funds                            0.75%

Internet Innovation, Small-Cap Technology and                   0.80%
Electronics Innovation Funds

New Asia and Emerging Markets Funds                             1.00%

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class A, Class B and Class C shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

Class A, B and C shareholders of the Funds will pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

Fund                                                                       Administrative Fees*
Healthcare Innovation, Internet Innovation, Small-Cap                             0.50%
Technology, Telecom Innovation and Electronics
Innovation Funds

New Asia, Europe Growth, Select World and Emerging                                0.70%
Markets Funds

*The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                                             Funds
PIMCO Equity Advisors                                    Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom
1345 Avenue of the Americas, 50th Floor                  Innovation and Electronics Innovation Funds
New York, NY 10105

PIMCO/Allianz International Advisors LLC                 New Asia, Europe Growth, Select World and Emerging Market Funds
1345 Avenue of the Americas, 50th Floor
New York, NY 10105


* PIMCO Equity Advisors is a division of PIMCO Advisors. PIMCO/Allianz International Advisors LLC is a wholly-owned subsidiary of PIMCO Advisors.

The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO Equity Advisors

A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds.

Fund                       Portfolio Managers    Since               Recent Professional Experience
Healthcare Innovation      Dennis P. McKechnie   2000 (Inception)    Portfolio Manager of PIMCO Equity Advisors. Prior to joining
                                                                     PIMCO Advisors, he was with Columbus Circle Investors from
                                                                     1991 to 1999, where he managed equity accounts and served in various capacities including as Portfolio Manager for the
                                                                     Innovation Fund.

                           Jiyoung Kim           2000 (Inception)    Senior Research Analyst for PIMCO Innovation Fund, where she covers biotechnology, telecommunications equipment,
                                                                     semiconductors and networking.  Prior to joining PIMCO
                                                                     Equity Advisors in [   ], she worked as a Senior Research
                                                                     Analyst at Fred Alger Management from [   ] to [   ].  Prior
                                                                     to that, she worked as a Senior Research Technician at
                                                                     Repligen.

Internet Innovation        Mr. McKechnie         2000 (Inception)    See above.

                           Ms. Kim               2000 (Inception)    See above.

Small-Cap Technology       Thomas Keyes          2000 (Inception)    Senior Research Analyst for PIMCO Equity Advisors.  Prior to
                                                                     joining PIMCO Equity Advisors, he was a research analyst at
                                                                     Alliance Capital in its Small-Cap Program from 1997 to 1999, where he focused on small-cap technology stocks.  He was a
                                                                     Vice President at Bankers Trust from 1994 to 1997, where he focused on equity research of technology stocks.

Telecom Innovation         Mr. McKechnie         2000 (Inception)    See above.

                           Ms. Kim               2000 (Inception)    See above.

Electronics Innovation     Mr. McKechnie         2000 (Inception)    See above.

                           Ms. Kim               2000 (Inception)    See above


PIMCO/Allianz International Advisors LLC

"PIMCO/Allianz International Advisors LLC" is a wholly-owned subsidiary of PIMCO Advisors. Additional information about PIMCO/Allianz International Advisors LLC will be provided in a subsequent filing.

  The following individuals at PIMCO/Allianz International Advisors LLC share primary responsibility for each of the noted Funds.

                           Portfolio
Fund                       Managers             Since               Recent Professional Experience
New Asia                   Ian Lui              2000 (Inception)    Chief Investment Officer of Allianz Asset Management (HK)
                                                                    Limited.  From 1997 to 1999, he served as a Managing
                                                                    Director with Indocam Singapore Limited.  From 1994 to 1997 he served in various capacities with Dresdner RCM Hong Kong,
                                                                    Dresdner (SEA) Thornton Asset Management Singapore, CMS
                                                                    Dresdner Thornton Asset Management Malaysia and Dresdner RCM
                                                                    Global Investors.

Europe Growth              Wolfram Gerdes       2000 (Inception)    Managing director of Equity Portfolio Management at Allianz
                                                                    Advisory and Management GmbH ("Allianz AAM") since 1998.
                                                                    Prior to joining Allianz, AAM he held various positions,
                                                                    including head of Portfolio Management, with Allianz
                                                                    Lebensversicherungs AG from 1992 to 1998.

Select World               Udo Frank            2000 (Inception)    Managing Director and Chief Investment Officer of Allianz Asset
                                                                    Advisory and Management GmbH, responsible for the entire
                                                                    investment area (since 1997). Previously, Mr. Frank served as the Chief Investment Officer of Allianz KAG (since 1994).

                           Gerd Wolfgana Hintz  2000 (Inception)    Managing Director of the Equity Research Department at
                                                                    Allianz AAM since 1998.  In addition, Mr. Hintz has been
                                                                    responsible for Allianz AAM's trading department since
                                                                    January 2000.   Previously, he was the head of Research and
                                                                    Investor Relations of Allianz Lebensversicherungs AG.

Emerging Markets           Norbert Kaldun       2000 (Inception)    Portfolio Manager for Allianz AAM, where he has been
                                                                    responsible for Eastern European equity research and
                                                                    management.  From 1997 to 1998, he served as a Portfolio
                                                                    Manager with Allianz Lebensverischerungs AG.


Distributor               The Trust's Distributor is PIMCO Funds Distributors
                          LLC, a wholly owned subsidiary of PIMCO Advisors. The
                          Distributor, located at 2187 Atlantic Street,
                          Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange
                          Commission.


Investment Options -- Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares-- PIMCO Funds Shareholders' Guide" below.

Class A Shares

 .   You pay an initial sales charge of up to 5.50% when you buy Class A shares.
The sales charge is deducted from your investment so that not all of your purchase payment is invested.

 .   You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

 .   Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

 .   You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

 .   You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

 .   You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

 .   Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

 .   Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C Shares

 .   You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

 .   You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

 .   Class C shares are subject to higher 12b-1 fees than Class A shares.
Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

 .   Class C shares do not convert into any other class of shares. Because Class
B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges-- Class A Shares

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

All Funds
---------

                                         Initial Sales Charge      Initial Sales Charge
Amount of                                     as % of Net             as % of Public
Purchase                                    Amount Invested           Offering Price
$0-$49,999                                      5.82%                    5.50%
--------------------------------------------------------------------------------------------
$50,000-$99,999                                 4.71%                    4.50%
--------------------------------------------------------------------------------------------
$100,000-$249,999                               3.63%                    3.50%
--------------------------------------------------------------------------------------------
$250,000-$499,999                               2.56%                    2.50%
--------------------------------------------------------------------------------------------
$500,000-$999,999                               2.04%                    2.00%
--------------------------------------------------------------------------------------------
$1,000,000 +                                    0.00%*                   0.00%*

 *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Contingent Deferred            Unless you are eligible for a waiver, if you sell (redeem) your Class B
Sales Charges (CDSCs) -        or Class C shares within the time periods specified below, you will
Class B and Class C Shares     pay a CDSC according to the following schedules.

Class B Shares

Years Since Purchase                              Percentage Contingent Deferred
Payment was Made                                  Sales Charge
-------------------------------------------------------------------------------------------------------------
 First                                            5
-------------------------------------------------------------------------------------------------------------
 Second                                           4
-------------------------------------------------------------------------------------------------------------
 Third                                            3
-------------------------------------------------------------------------------------------------------------
 Fourth                                           3
-------------------------------------------------------------------------------------------------------------
 Fifth                                            2
-------------------------------------------------------------------------------------------------------------
 Sixth                                            1
-------------------------------------------------------------------------------------------------------------
 Seventh                                          0*

*After the seventh year, Class B shares convert into Class A shares.

Class C Shares

Years Since Purchase                              Percentage Contingent
Payment Was Made                                  Deferred Sales Charge
-------------------------------------------------------------------------------------------------------------
First                                             1
-------------------------------------------------------------------------------------------------------------
Thereafter                                        0



CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.


How CDSCs are Calculated

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following example illustrates the operation of the Class B
CDSC:

Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                              Servicing         Distribution
All Funds                                     Fee               Fee
Class A                                       0.25%             None
Class B                                       0.25%             0.75%
Class C                                       0.25%             0.75%

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the New Asia, Europe Growth, Select World and Emerging Markets Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders' Guide

More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

 .   Automated telephone and wire transfer procedures

 .   Automatic purchase, exchange and withdrawal programs

 .   Programs that establish a link from your Fund account to your bank account

 .   Special arrangements for tax-qualified retirement plans

 .   Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

 .   Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details.
Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).


Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

 .   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

 .   Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

PIMCO Funds Distributors LLC
P.O. Box 9688
Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.


             Initial Investment              Subsequent Investments
             ------------------              ----------------------
              $2,500 per Fund                     $100 per Fund


Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and

Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable Funds' or series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

 .Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

 .Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

     .   telephone requests to the Transfer Agent
     .   PIMCO Funds Automated Telephone System (ATS)

     .   expedited wire transfers
     .   automatic Withdrawal Plan
     .   PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, you should have "Signature
Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Prospectus.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                                                             At Least Annually            Quarterly
Healthcare Innovation, Internet Innovation, Small-Cap                    *
Technology, Telecom Innovation and Electronic Innovation
Funds

New Asia, Europe Growth, Select World and Emerging Markets               *
Funds


In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

 .   Reinvest all distributions in additional shares of the same class of your
Fund at NAV. This will be done unless you elect another option.

 .   Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

 .   Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.


Tax Consequences

 .   Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

 .   Taxes when you sell (redeem) or exchange your shares.   Any gain resulting
from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

 .   A Note on Foreign Investments.    A Fund's investment in foreign securities
may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the New Asia, Europe Growth, Select World and Emerging Markets Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The New Asia, Europe Growth, Select World and Emerging Markets Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

The temporary defensive strategies described in this section would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Small-Cap Technology Fund invests primarily in smaller companies and is especially sensitive to the risks described below. In addition, the Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds generally have significant exposure to these risks.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

Foreign Securities

The New Asia, Europe Growth, Select World and Emerging Markets Funds normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 15% of their respective assets in foreign securities.

All of the Funds may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

Each Fund may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

  Special Risks of Investing in Russian and Other Eastern European Securities. The Select World and Emerging Markets Funds may invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded.

When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. The Europe Growth Fund is especially susceptible to risks associated with the introduction of the euro because it invests principally in European companies, many of which are located in European Monetary Union countries. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

  Foreign Currency Transactions.   The Funds may enter into forward foreign
currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The New Asia, Europe Growth, Select World and Emerging Markets Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies.
A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

  A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

  Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

  Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

  Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

  Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

  Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

  Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities

Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. The Funds may invest in high yield securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements And Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid Securities

Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

The New Asia, Europe Growth, Select World and Emerging Markets Funds may invest up to [10%] of their assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 5% of their assets in such securities. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.


Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.


Changes in Investment Objectives and Policies

The investment objective of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


New Funds

In addition to the risks described under "Summary of Principal Risks" above and in this section, the Funds are newly formed and therefore have no history upon which investors can evaluate their likely performance. Accordingly, there can be no assurance that the Funds will achieve their investment objective. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other similar transactions which, because of each Fund's size, have a disproportionate impact on each Fund's performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.


Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                       PIMCO Funds: Multi-Manager Series


The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.



LOGO

PIMCO Funds:
Multi-Manager Series

INVESTMENT ADVISOR AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660


PORTFOLIO MANAGERS
PIMCO Equity Advisors division of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC

DISTRIBUTOR
PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
PFPC, Inc., Box 9688, Providence, RI 02940

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.
            ------------------

Not part of the Prospectus

PIMCO Funds Prospectus


PIMCO Funds:
Multi-Manager Series

[       ] 2000

Share Classes Institutional and Administrative

This Prospectus describes 9 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management affiliates. As of March 31, 2000, PIMCO Advisors and its affiliates managed approximately $264 billion in assets. PIMCO Advisors' institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Information                                                                                       3
Fund Summaries
    Healthcare Innovation Fund                                                                            5
    Internet Innovation Fund                                                                              7
    Small-Cap Technology Fund                                                                             9
    Telecom Innovation Fund                                                                               11
    Electronics Innovation Fund                                                                           13
    New Asia Fund                                                                                         15
    Europe Growth Fund                                                                                    17
    Select World Fund                                                                                     19
    Emerging Markets Fund                                                                                 21
Summary of Principal Risks                                                                                23
Management of the Funds                                                                                   26
Investment Options -- Institutional Class and Administrative Class Shares                                 30
Purchases, Redemptions and Exchanges                                                                      31
How Fund Shares Are Priced                                                                                35
Fund Distributions                                                                                        35
Tax Consequences                                                                                          36
Characteristics and Risks of Securities and Investment Techniques                                         37

Summary Information

The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Approxiamate
                  PIMCO                 Investment                    Main                                 Number of  Capitalization
                  Fund                  Objective                     Investments                          Holdings   Range
------------------------------------------------------------------------------------------------------------------------------------
 Sector-Related   Healthcare            Capital appreciation; no      Common stocks of health                 30-60   More than $200
 Stock Funds      Innovation            consideration is given to     care-related companies with market              million
                                        income                        capitalizations of more than $200
                                                                      million
------------------------------------------------------------------------------------------------------------------------------------
                  Internet Innovation   Capital appreciation; no      Common stocks of Internet and           20-60   More than $200
                                        consideration is given to     Internet-related companies with                 million
                                        income                        market capitalizations of more than
                                                                      $200 million
------------------------------------------------------------------------------------------------------------------------------------
                  Small-Cap Technology  Capital appreciation; no      Common stocks of technology-related     30-60   Between $100
                                        consideration is given to     companies with market                           million and
                                        income                        capitalizations of between $100                 $2 billion
                                                                      million and $2 billion.
------------------------------------------------------------------------------------------------------------------------------------
                  Telecom Innovation    Capital appreciation; no      Common stocks of                        20-60   More than $200
                                        consideration is given to     telecommunications-related                      million
                                        income                        companies with market
                                                                      capitalizations of more than $200
                                                                      million

------------------------------------------------------------------------------------------------------------------------------------
                  Electronics           Capital appreciation; no      Common stocks of companies in the       20-60   More than $200
                  Innovation            consideration is given to     electronics industry with market                million
                                        income                        capitalizations of more than $200
                                                                      million

------------------------------------------------------------------------------------------------------------------------------------
 International    PIMCO/Allianz         Capital appreciation through  Common stocks of companies located        80    More than $250
 Stock Funds      New Asia              investment in an              in Asia with market capitalizations             million
                                        international portfolio       of more than $250 million

------------------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz         Capital appreciation through  Common stocks of European companies       80    More than $1
                  Europe Growth         investment in an              with market capitalizations of more             billion
                                        international portfolio       than $1 billion

------------------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz         Capital appreciation through  Common stocks of companies located      50-60   More than $1
                  Select World          investment in a global        both within and outside of the                  billion
                                        portfolio                     United States with market
                                                                      capitalizations of more than $1
                                                                      billion

------------------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz         Capital appreciation through  Common stocks of companies located        80    More than $250
                  Emerging Markets      investment in an              in emerging market countries within             million
                                        international portfolio       Europe, Asia, Latin America and
                                                                      Africa with market capitalizations
                                                                      of more than $250 million

------------------------------------------------------------------------------------------------------------------------------------

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed ''Summary of Principal Risks'' describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Healthcare Innovation Fund


Principal Investments and    Investment Objective                Fund Focus                         Approximate Capitalization
Strategies                   Seeks capital appreciation; no      Common stocks of health care-      Range More than $200 million
                             consideration is given to income    related companies
                                                                                                    Dividend Frequency
                                                                                                    At least annually

                             Fund Category                       Approximate Number of Holdings
                             Sector-Related Stocks               30-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies principally engaged in the design, manufacture or sale of new, creative or different, or "innovative," products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture or sale of health care-related products or services such as medical, dental and optical products, hardware or services. Although the Fund emphasizes companies which utilize health care technologies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify health care-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal       Among the principal risks of investing in the Fund, which
Risks           could adversely affect its net asset value, yield and total return, are:

                .Market Risk              .Foreign Investment Risk    .Management Risk
                .Issuer Risk              .Currency Risk
                .Growth Securities Risk   .Focused Investment Risk
                .Smaller Company Risk     .Leveraging Risk
                .Liquidity Risk           .Credit Risk

                Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance     The Fund recently commenced operations and does not yet have a
Information     full calendar year of performance. Thus, no bar chart or
                Average Annual Total Returns table is included for the Fund.

Fees and
Expenses
of the
Fund
           These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the
           Fund:

           Shareholder Fees (fees paid directly from your investment)       None

           Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                             Distribution                     Total Annual
                                   Advisory  and/or Service   Other           Fund Operating    Fee             Net
          Share Class              Fees      (12b-1) Fees     Expenses/(1)/   Expenses          Waiver/(2)/     Expenses/(2)/
          -------------------------------------------------------------------------------------------------------------------
          Institutional            0.70%     None             [0.29%]         [0.99%]           [0.04%]         0.95%
          -------------------------------------------------------------------------------------------------------------------
          Administrative           0.70      0.25%            [0.29]          [1.24]            [0.04]          1.20

          (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

          (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.


          Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


          -------------------------------------------------
            Share Class    Year1   Year 3  Year 5  Year 10
          -------------------------------------------------
            Institutional   [ ]     [ ]     [ ]      [ ]
          -------------------------------------------------
            Administrative  [ ]     [ ]     [ ]      [ ]
          -------------------------------------------------

          (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Internet Innovation Fund


Principal Investments and      Investment Objective                Funds Focus                         Approximate Capitalization
Strategies                     Seeks capital appreciation; no      Common stocks of Internet-related   Range More than $200 million
                               consideration is given to income    companies
                                                                                                       Frequency
                                                                                                       At least annually

                             Fund Category                         Approximate Number of Holdings
                             Sector-Related Stocks                                                     20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that derive at least 50% of their revenues, expenses or profits from the research, design, development, manufacturing or distribution of new, creative or different, or "innovative," products, processes or services for use with Internet- or Internet-related businesses. Some examples of these companies may include, for example, providers of broad-band Internet access, web site content, Internet software and electronic commerce. Although the Fund emphasizes Internet-related companies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify Internet-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Focused Investment Risk
                  .Smaller Company Risk        .Leveraging Risk
                  .Liquidity Risk              .Credit Risk


                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
           These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the
           Fund:

           Shareholder Fees (fees paid directly from your investment)       None

           Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                   Distribution                       Annual
                                        Advisory   and/or Service   Other             Fund Operating    Fee          Net
          Share Class                   Fees       (12b-1) Fees     Expenses/(1)/     Expenses          Waiver/(2)/  Expenses/(2)/
          ----------------------------------------------------------------------------------------------------------------
          Institutional                 0.80%      None             [0.29%]           [1.09%]           [0.04%]      1.55%
          ----------------------------------------------------------------------------------------------------------------
          Administrative                0.80       0.25%            [0.29]            [1.34]            [0.04]       1.30

          (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class
              ("Organizational Expenses").

          (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

          Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


          -----------------------------------------------------------
            Share Class             Year1   Year 3  Year 5  Year 10
          -----------------------------------------------------------
            Institutional            [ ]     [ ]     [ ]      [ ]
          ----------------------------------------------------------
            Administrative           [ ]     [ ]     [ ]      [ ]
          ----------------------------------------------------------


          (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Small-Cap Technology Fund


Principal Investments and    Investment Objective                Fund Focus                      Approximate Capitalization Range
Strategies                   Seeks capital appreciation; no      Common stocks of technology-    Between $100 million and $2 billion
                             consideration is given to income    related companies with smaller
                                                                 market capitalizations          Dividend Frequency
                                                                                                 At least annually

                             Fund Category                       Approximate Number of Holdings
                             Sector-Related Stocks               30-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of technology and technology-related companies with market capitalizations of between $100 million and $2 billion at the time of investment. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Focused Investment Risk
                  .Smaller Company Risk        .Leveraging Risk
                  .Liquidity Risk              .Credit Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your
                    investment)       None


                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                   Distribution                          Total Annual
                      Advisory     and/or Service      Other             Fund Operating   Fee            Net
Share Class           Fees         (12b-1) Fees        Expenses/(1)/     Expenses         Waiver/(2)/    Expenses/(2)/
-----------------------------------------------------------------------------------------------------------------------
Institutional         0.80%        None                [0.29%]           [1.09%]          [0.04%]        1.05%
-----------------------------------------------------------------------------------------------------------------------
Administrative        0.80         0.25%               [0.29]            [1.34]           [0.04]         1.30

                    (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


                    ------------------------------------------------------------
                     Share Class      Year 1   Year 3     Year 5    Year 10
                    ------------------------------------------------------------
                     Institutional      [_]      [_]        [_]       [_]
                    ------------------------------------------------------------
                     Administrative     [_]      [_]        [_]       [_]
                    ------------------------------------------------------------


                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Telecom Innovation Fund


Principal Investments     Investment Objective                  Fund Focus                         Approximate Capitalization
and Strategies            Seeks capital appreciation; no        Common stocks of                   Range
                          consideration is given to income      telecommunications-related         More than $200 million
                                                                companies
                                                                                                   Dividend Frequency
                                                                                                   At least annually
                          Fund Category                         Approximate Number of Holdings
                          Sector-Related Stocks                 20-60

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment, companies that provide cellular, paging, local and wide area product networks or equipment, companies that provide satellite, microwave and cable television or equipment, and companies involved in new technologies such as fiber optics, semiconductors and data transmission. Although the Fund emphasizes telecommunications-related companies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Leveraging Risk
                  .Smaller Company Risk        .Credit Risk
                  .Liquidity Risk              .Focused Investment Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment) None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                     Distribution                      Total Annual
                                        Advisory     and/or Service    Other           Fund Operating    Fee          Net
                    Share Class         Fees         (12b-1) Fees      Expenses/(1)/   Expenses          Waiver/(2)/  Expenses/(2)/
                    ----------------------------------------------------------------------------------------------------------------
                    Institutional      0.70%         None              [0.29%]         [0.99%]           [0.04%]      0.95%
                    ----------------------------------------------------------------------------------------------------------------
                    Administrative     0.70          0.25%             [0.29]          [1.24]            [0.04]       1.20

                    (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


                    ----------------------------------------------------------
                    Share Class        Year 1   Year 3   Year 5    Year 10
                    ----------------------------------------------------------
                    Institutional       [_]       [_]      [_]       [_]
                    ----------------------------------------------------------
                    Administrative      [_]       [_]      [_]       [_]
                    ----------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Electronics Innovation Fund


Principal Investments     Investment Objective                Fund Focus                          Approximate Capitalization
Strategies                Seeks capital appreciation; no      Common stocks of companies in the   Range
                          consideration is given to income    electronics industry                More than $200 million

                                                                                                  Dividend Frequency
                                                                                                  At least annually
                          Fund Category                       Approximate Number of Holdings
                          Sector-Related Stocks               20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," electronics products and services. These companies may include, for example, companies engaged in the development, manufacture, sale or service of electronic components, equipment vendors to electronics manufacturers, electronic component distributors, electronic instruments and systems vendors, and companies that provide electronics-related services. Although the Fund emphasizes companies in the electronics industry, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the types of companies listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify electronics-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Leveraging Risk
                  .Smaller Company Risk        .Credit Risk
                  .Liquidity Risk              .Focused Investment Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your
                    investment)                                       None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                   Distribution                     Total Annual
                                      Advisory     and/or Service   Other           Fund Operating    Fee            Net
                    Share Class       Fees         (12b-1) Fees     Expenses/(1)/   Expenses          Waiver/(2)/    Expenses/(2)/
                    --------------------------------------------------------------------------------------------------------------
                    Institutional     0.80%        None             [0.29%]         [1.09%]           [0.04%]        1.05%
                    --------------------------------------------------------------------------------------------------------------
                    Administrative    0.80         0.25%            [0.29]          [1.34]            [0.04]         1.30

                    (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.25% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


                    ------------------------------------------------------------
                    Share Class         Year 1    Year 3    Year 5   Year 10
                    ------------------------------------------------------------
                    Institutional         [_]       [_]       [_]       [_]
                    ------------------------------------------------------------
                    Administrative        [_]       [_]       [_]       [_]

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz New Asia Fund


Principal Investments    Investment Objective                     Fund Focus                          Approximate Capitalization
and Strategies           Seeks capital appreciation through       Common stocks of foreign (non-      Range
                         investment in an international           U.S.) issuers                       More than $250 million
                         portfolio
                                                                                                      Dividend Frequency
                                                                                                      At least annually

                         Fund Category                            Approximate Number of Holdings
                         International Stocks                     80


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in Asia. The Fund will primarily invest in securities of companies located in the Far East, including Australia, China, Hong Kong, Japan, Indonesia, India, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand, although the Fund will not necessarily be invested in all of these countries at any time. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

     The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

     The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Foreign Investment Risk     .Growth Securities Risk      .Focused Investment Risk
                  .Emerging Markets Risk       .Smaller Companies Risk      .Leveraging Risk
                  .Currency Risk               .Liquidity Risk              .Credit Risk
                  .Market Risk                 .Derivatives Risk            .Management Risk
                  .Issuer Risk                 .Value Securities Risk

                  Please see "Summary of Principal Risks" following the Fund
                  Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a full calendar year of
Information       performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)
                                                                            None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                     Total Annual
                                           Advisory   and/or Service   Other           Fund Operating    Fee           Net
                    Share Class            Fees       (12b-1) Fees     Expenses/(1)/   Expenses          Waiver/(2)/   Expenses/(2)/
                    ----------------------------------------------------------------------------------------------------------------
                    Institutional          1.00%      None             [0.54%]         [1.54%]           [0.04%]       1.50%
                    ----------------------------------------------------------------------------------------------------------------
                    Administrative         1.00       0.25%            [0.54]          [1.79]            [0.04]        1.75

                    (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                    -------------------------------------------------------------------------------
                    Share Class                 Year 1      Year 3     Year 5       Year 10
                    -------------------------------------------------------------------------------
                    Institutional                [ ]         [ ]         [ ]          [ ]
                    -------------------------------------------------------------------------------
                    Administrative               [ ]         [ ]         [ ]          [ ]
                    -------------------------------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Europe Growth Fund

Principal Investments    Investment Objective                     Fund Focus                         Approximate Capitalization
and Strategies           Seeks capital appreciation through       Common stocks of foreign (non-     Range
                         investment in an international           U.S.) issuers                      More than $1 billion
                         portfolio
                                                                                                     Dividend Frequency
                                                                                                     At least annually

                         Fund Category                            Approximate Number of Holdings
                         International Stocks                     80


          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of European companies with medium and large market capitalizations. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar (e.g., the Euro) and may invest directly in foreign currencies.

          The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

          The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks          Among the principal risks of investing in the Fund,
                         which could adversely affect its net asset value, yield and total return, are:

                         .Foreign Investment Risk      .Growth Securities Risk       .Focused Investment Risk
                         .Currency Risk                .Smaller Companies Risk       .Leveraging Risk
                         .Market Risk                  .Liquidity Risk               .Credit Risk
                         .Issuer Risk                  .Derivatives Risk             .Management Risk
                         .Value Securities Risk

                         Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance              The Fund recently commenced operations and does not yet
Information              have a full calendar year of performance. Thus, no bar
                         chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)
                                                                            None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                    Total Annual
                                           Advisory   and/or Service   Other          Fund Operating   Fee          Net
                    Share Class            Fees       (12b-1) Fees     Expenses/(1)/  Expenses         Waiver/(2)/  Expenses/(2)/
                    --------------------------------------------------------------------------------------------------------------
                    Institutional          0.75%      None             [0.54%]        [1.29%]          [0.04%]      1.25%
                    --------------------------------------------------------------------------------------------------------------
                    Administrative         0.75       0.25%            [0.54]         [1.54]           [0.04]       1.50

                    (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                    --------------------------------------------------------------------------------------
                    Share Class                             Year 1      Year 3      Year 5      Year 10
                    --------------------------------------------------------------------------------------
                    Institutional                             [ ]        [ ]         [ ]         [ ]
                    --------------------------------------------------------------------------------------
                    Administrative                            [ ]        [ ]         [ ]         [ ]
                    --------------------------------------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Select World Fund


Principal Investments    Investment Objective                   Fund Focus                         Approximate Capitalization
and Strategies           Seeks capital appreciation through     Common stocks of foreign (non-     Range
                         investment in a global portfolio       U.S.) issuers                      More than $1 billion

                                                                                                   Dividend Frequency
                                                                                                   At least annually
                         Fund Category                          Approximate Number of Holdings
                         International Stocks                   50-60

          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located throughout the world. Although the Fund normally invests in issuers from at least five different countries, including the United States, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 50 to 60 stocks, with each stock usually constituting from 1.25% to 2.5% of the Fund's portfolio. The Fund may invest in both developed and developing, or "emerging," markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

          The portfolio manager selects securities for the Fund using the Sub-Adviser's "Best Research" investment style. The Best Research style uses a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

          The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks          Among the principal risks of investing in the Fund,
                         which could adversely affect its net asset value, yield and total return, are:

                         .Foreign Investment Risk     .Growth Securities Risk      .Focused Investment Risk
                         .Emerging Markets Risk       .Smaller Companies Risk      .Leveraging Risk
                         .Currency Risk               .Liquidity Risk              .Credit Risk
                         .Market Risk                 .Derivatives Risk            .Management Risk
                         .Issuer Risk                 .Value Securities Risk

                         Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance              The Fund recently commenced operations and does not yet
Information              have a full calendar year of performance. Thus, no bar
                         chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)
                                                                           None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                     Total Annual
                                           Advisory   and/or Service   Other           Fund Operating   Fee          Net
                    Share Class            Fees       (12b-1) Fees     Expenses/(1)/   Expenses         Waiver/(2)/  Expenses/(2)/
                    --------------------------------------------------------------------------------------------------------------
                    Institutional          0.75%      None             [0.54%]         [1.29%]          [0.04%]      1.25%
                    --------------------------------------------------------------------------------------------------------------
                    Administrative         0.75       0.25%            [0.54]          [1.54]           [0.04]       1.50

                    (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                    -------------------------------------------------------------------------------
                    Share Class                     Year 1     Year 3      Year 5      Year 10
                    -------------------------------------------------------------------------------
                    Institutional                     [ ]         [ ]          [ ]         [ ]
                    -------------------------------------------------------------------------------
                    Administrative                    [ ]         [ ]          [ ]         [ ]
                    -------------------------------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Emerging Markets Fund

Principal Investments    Investment Objective                     Fund Focus                         Approximate Capitalization
and Strategies           Seeks capital appreciation through       Common stocks of foreign (non-     Range
                         investment in an international           U.S.) issuers                      More than $250 million
                         portfolio
                                                                                                     Dividend Frequency
                                                                                                     At least annually

                         Fund Category                            Approximate Number of Holdings
                         International Stocks                     80

          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in emerging market countries within Europe, Asia, Latin America and Africa. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

          The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

          The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund?s investment objective and principal strategies.

Principal Risks     Among the principal risks of investing in the Fund, which
                    could adversely affect its net asset value, yield and total return, are:

                    .Foreign Investment Risk     .Growth Securities Risk      .Focused Investment Risk
                    .Emerging Markets Risk       .Smaller Companies Risk      .Leveraging Risk
                    .Currency Risk               .Liquidity Risk              .Credit Risk
                    .Market Risk                 .Derivatives Risk            .Management Risk
                    .Issuer Risk                 .Value Securities Risk

                    Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)
                                                                           None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                       Total Annual
                                           Advisory   and/or Service   Other             Fund Operating  Fee          Net
                    Share Class            Fees       (12b-1) Fees     Expenses/(1)/     Expenses        Waiver/(2)/  Expenses/(2)/
                    --------------------------------------------------------------------------------------------------------------
                    Institutional          1.00%      None             [0.54%]           [1.54%]         [0.04%]      1.50%
                    --------------------------------------------------------------------------------------------------------------
                    Administrative         1.00       0.25%            [0.54]            [1.79]          [0.04]       1.75

                    (1) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflect a 0.50% Administrative Fee paid by the class and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (2) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

                    ---------------------------------------------------------------------------------------
                    Share Class                    Year 1      Year 3        Year 5       Year 10
                    ---------------------------------------------------------------------------------------
                    Institutional                    [ ]         [ ]           [ ]          [ ]
                    ---------------------------------------------------------------------------------------
                    Administrative                   [ ]         [ ]           [ ]          [ ]
                    ---------------------------------------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

Summary of Principal Risks


The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities Risk

Each Fund emphasizes investments in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth. The Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Value Securities Risk

The Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The New Asia, Europe Growth and Emerging Markets Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller Company Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Small-Cap Technology Fund has substantial exposure to this risk because it invests primarily in the securities of companies with market capitalizations below $200 million. The Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign (non-U.S.) Investment Risk

A Fund that invests in foreign securities, and particularly the New Asia, Europe Growth, Select World and Emerging Markets Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as New Asia, Europe Growth, Select World and Emerging Markets Funds, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest a significant portion of their assets in emerging market securities. In addition, risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are more pronounced for the Funds that invest in emerging markets.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries or foreign currencies increases risk. Funds, such as the Select World Fund, that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The New Asia, Europe Growth, Select World and Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. The Internet Innovation, Electronics Innovation and Small-Cap Technology Funds are subject to risks prevalent in the Internet, electronics and technology sectors, respectively, such as the risks of rapid obsolescence of products and services, significant losses, increased volatility of these companies' securities and limited operating histories, because they "concentrate" their investments in those sectors. Similarly, the Telecom Innovation and Healthcare Innovation Funds "concentrate" their investments in the telecommunications and health care industries, respectively, and therefore are subject to the risks particular to those industries, such as the risks associated with additional government regulation of the telecommunications and health care industries or changes to existing regulations and government subsidy levels. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services," which may share common characteristics and react similarly to market developments.

Leveraging Risk

The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest Rate Risk

To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit Risk

All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2000, PIMCO Advisors and its subsidiary partnerships had more than $264 billion in assets under management.


PIMCO Advisors has retained its subsidiary PIMCO/Allianz International Advisors LLC to manage the investments of the New Asia, Europe Growth, Select World and Emerging Markets Funds The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds (PIMCO Equity Advisors and PIMCO/Allianz International Advisors LLC are each referred to as a "Sub-Adviser" in this prospectus). See "Sub-Advisers" below.

PIMCO Advisors has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained PIMCO/Allianz International Advisors LLC, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

The Funds will pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


Fund                                               Advisory Fees
Healthcare Innovation and Telecom Innovation Funds      0.70%

Europe Growth and Select World Funds                    0.75%

Internet Innovation, Small-Cap Technology and           0.80%
 Electronic Innovation Funds

New Asia and Emerging Markets Funds                     1.00%

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and

Administrative Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

Institutional and Administrative Class shareholders of the Funds will pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

Fund                                                  Administrative Fees
Healthcare Innovation, Internet Innovation, Small-Cap       0.25%
Technology, Telecom Innovation and Electronics
Innovation Funds

New Asia, Europe Growth, Select World and                   0.50%
Emerging Markets Funds

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                                     Funds
PIMCO Equity Advisors                            Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom
1345 Avenue of the Americas, 50th Floor          Innovation and Electronics Innovation Funds
New York, NY 10105

PIMCO/Allianz International Advisors LLC         New Asia, Europe Growth, Select World and Emerging Markets Funds
1345 Avenue of the Americas, 50th Floor
New York, NY 10105

* PIMCO Equity Advisors is a division of PIMCO Advisors. PIMCO/Allianz International Advisors LLC is a wholly-owned subsidiary of PIMCO Advisors.

The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO Equity Advisors

A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds.

Fund                       Portfolio Managers   Since              Recent Professional Experience
Healthcare Innovation      Dennis P. McKechnie  2000 (Inception)   Portfolio Manager of PIMCO Equity Advisors. Prior to joining
                                                                   PIMCO Advisors, he was with Columbus Circle Investors from
                                                                   1991 to 1999, where he managed equity accounts and served in various capacities including as Portfolio Manager for the
                                                                   Innovation Fund.

                           Jiyoung Kim          2000 (Inception)  Senior Research Analyst for PIMCO Innovation Fund, where she covers biotechnology, telecommunications equipment,
                                                                  semiconductors and networking.  Prior to joining PIMCO
                                                                  Equity Advisors in [   ], she worked as a Senior Research
                                                                  Analyst at Fred Alger Management from [   ] to [   ].  Prior
                                                                  to that, she worked as a Senior Research Technician at
                                                                  Repligen.

Internet Innovation        Mr. McKechnie        2000 (Inception)  See above.

                           Ms. Kim              2000 (Inception)  See above.

Small-Cap Technology       Thomas Keyes         2000 (Inception)  Senior Research Analyst for PIMCO Equity Advisors.  Prior to
                                                                  joining PIMCO Equity Advisors, he was a research analyst at
                                                                  Alliance Capital in its Small-Cap Program from 1997 to 1999, where he focused on small-cap technology stocks.  He was a
                                                                  Vice President at Bankers Trust from 1994 to 1997, where he focused on equity research of technology stocks.

Telecom Innovation         Mr. McKechnie        2000 (Inception)  See above.


                           Ms. Kim              2000 (Inception)  See above.

Electronics Innovation     Mr. McKechnie        2000 (Inception)  See above.


                           Ms. Kim              2000 (Inception)  See above.



PIMCO/Allianz International Advisors LLC

"PIMCO/Allianz International Advisors LLC" is a wholly-owned subsidiary of PIMCO Advisors. Additional information about PIMCO/Allianz International Advisors LLC will be provided in a subsequent filing.

  The following individuals at PIMCO/Allianz International Advisors LLC share primary responsibility for each of the noted Funds.

                           Portfolio
Fund                       Managers             Since                       Recent Professional Experience
New Asia                   Ian Lui              2000 (Inception)  Chief Investment Officer of Allianz Asset Management (HK)
                                                                  Limited.  From 1997 to 1999, he served as a Managing
                                                                  Director with Indocam Singapore Limited.  From 1994 to 1997 he served in various capacities with Dresdner RCM Hong Kong,
                                                                  Dresdner (SEA) Thornton Asset Management Singapore, CMS
                                                                  Dresdner Thornton Asset Management Malaysia and Dresdner RCM
                                                                  Global Investors.

Europe Growth              Wolfram Gerdes       2000 (Inception)  Managing director of Equity Portfolio Management at Allianz
                                                                  Asset Advisory and Management GmbH ("Allianz AAM") since
                                                                  1998.  Prior to joining Allianz AAM, he held various
                                                                  positions, including head of Portfolio Management, with
                                                                  Allianz Lebensversicherungs AG from 1992 to 1998.

Select World               Udo Frank            2000 (Inception)  Managing Director and Chief Investment Officer of Allianz Asset
                                                                  Advisory and Management GmbH, responsible for the entire
                                                                  investment area (since 1997). Previously, Mr. Frank served as the
                                                                  Chief Investment Officer Of Allianz KAG (since 1994).

                           Gerd Wolfgang Hintz  2000 (Inception)  Managing Director of the Equity Research Department at
                                                                  Allianz AAM since 1998.  In addition, Mr. Hintz has been
                                                                  responsible for Allianz AAM's trading department since
                                                                  January 2000.  Previously, he was the head of Research and
                                                                  Investor Relations of Allianz Lebensversicherungs AG.

Emerging Markets           Norbert Kaldun       2000 (Inception)  Portfolio Manager for Allianz AAM, where he has been responsible for Eastern European equity research and
                                                                  management.  From 1997 to 1998, he served as a Portfolio
                                                                  Manager with Allianz Lebensverischerungs AG.

Distributor           The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO
                      Advisors.  The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a
                      broker-dealer registered with the Securities and Exchange Commission.

Investment Options -
Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares.

Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Equity Advisors and [Allianz Sub], and their affiliates, and to the benefit plans of PIMCO Advisors and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

The investment minimums discussed in this section and the limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri

64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Advisors each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below, an investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the New Asia, Europe Growth, Select World and Emerging Markets Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                                                                  At Least Annually          Quarterly
Healthcare Innovation, Internet Innovation, Small-Cap Technology,             *
Telecom Innovation and Electronics Innovation Funds

New Asia, Europe Growth, Select World and Emerging Markets Funds              *


In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

For further information on distribution options, please contact the Trust at 1-800-927-4648.

Tax Consequences

Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the New Asia, Europe Growth, Select World and Emerging Markets Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies
Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of their assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The New Asia, Europe Growth, Select World and Emerging Markets Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

The temporary defensive strategies described in this section would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies With Smaller Market Capitalizations

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Small-Cap Technology Fund invests primarily in smaller companies and is especially sensitive to the risks described below. In addition, the Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds generally have significant exposure to these risks.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

Foreign Securities
The New Asia, Europe Growth, Select World and Emerging Markets Funds normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 15% of their respective assets in foreign securities.

All of the Funds may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities

The Funds may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging market countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Special Risks of Investing in Russian and Other Eastern European Securities. The Select World and Emerging Markets Funds may invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. The Europe Growth Fund is especially susceptible to risks associated with the introduction of the Euro because it invests principally in European companies, many of which are located in European Monetary Union countries. The Euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The New Asia, Europe Growth, Select World and Emerging Markets Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt Securities
Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities
Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives
Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies.
A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities
The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities
The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities
Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. The Funds may invest in these securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities
For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales
Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions
Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements
Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.


Reverse Repurchase Agreements and Other Borrowings
Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid Securities
Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies
The New Asia, Europe Growth, Select World and Emerging Markets Funds may invest up to [10%] of their assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 5% of their assets in such securities. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in Investment Objectives and Policies
The investment objective of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds
In addition to the risks described under "Summary of Principal Risks" above and in this section, the Funds are newly formed and therefore have no history upon which investors can evaluate their likely performance. Accordingly, there can be no assurance that the Funds will achieve their investment objective. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other similar transactions which, because of each Fund's size, may have a disproportionate impact on each Fund's performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques
The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

PIMCO Funds:
Multi-Manager Series

INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT
National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds? most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds? annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Multi-Manager Series 840
Newport Center Drive Suite 300 Newport
Beach, CA 92660


You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161

File No. 811-6161

[LOGO OF PIMCO FUNDS]


PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

PIMCO Funds Prospectus


PIMCO Funds:
Multi-Manager Series

[    ] 2000

Share Class D

This Prospectus describes 9 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its investment management affiliates. As of March 31, 2000, PIMCO Advisors and its affiliates managed approximately $264 billion in assets. PIMCO Advisors' institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               Table of Contents

Summary Information                                                                                       3
Fund Summaries
    Healthcare Innovation Fund                                                                            5
    Internet Innovation Fund                                                                              7
    Small-Cap Technology Fund                                                                             9
    Telecom Innovation Fund                                                                              11
    Electronics Innovation Fund                                                                          13
    New Asia Fund                                                                                        15
    Europe Growth Fund                                                                                   17
    Select World Fund                                                                                    19
    Emerging Markets Fund                                                                                21
Summary of Principal Risks                                                                               23
Management of the Funds                                                                                  27
How Fund Shares Are Priced                                                                               31
How to Buy and Sell Shares                                                                               31
Fund Distributions                                                                                       34
Tax Consequences                                                                                         35
Characteristics and Risks of Securities and Investment Techniques                                        36

Summary Information

The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Approximate
                  PIMCO                 Investment                    Main                                Number of  Capitalization
                  Fund                  Objective                     Investments                         Holdings   Range
-----------------------------------------------------------------------------------------------------------------------------------
 Sector-Related   Healthcare            Capital appreciation; no      Common stocks of health              30-60     More than $200
 Stock Funds      Innovation            consideration is given to     care-related companies with market             million
                                        income                        capitalizations of more than $200
                                                                      million
-----------------------------------------------------------------------------------------------------------------------------------
                  Internet Innovation   Capital appreciation; no      Common stocks of Internet and        20-60     More than $200
                                        consideration is given to     Internet-related companies with                million
                                        income                        market capitalizations of more than
                                                                      $200 million
-----------------------------------------------------------------------------------------------------------------------------------
                  Small-Cap Technology  Capital appreciation; no      Common stocks of technology-related  30-60     Between $100
                                        consideration is given to     companies with market                          million and
                                        income                        capitalizations of between $100                $2 billion
                                                                      million and $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
                  Telecom Innovation    Capital appreciation; no      Common stocks of                     20-60     More than $200
                                        consideration is given to     telecommunications-related                     million
                                        income                        companies with market
                                                                      capitalizations of more than $200
                                                                      million
-----------------------------------------------------------------------------------------------------------------------------------
                  Electronics           Capital appreciation; no      Common stock of companies in the     20-60     More than $200
                  Innovation            consideration is given to     electronics industry with market               million
                                        income                        capitalization of more than $200
-----------------------------------------------------------------------------------------------------------------------------------
 International    PIMCO/Allianz         Capital appreciation through  Common stocks of companies located   80        More than $250
 Stock Funds      New Asia              investment in an              in Asia with market capitalizations            million
                                        international portfolio       of more than $250 million
-----------------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz         Capital appreciation through  Common stocks of European companies  80        More than $1
                  Europe Growth         investment in an              with market capitalizations of more            billion
                                        international portfolio       than $1 billion
-----------------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz         Capital appreciation through  Common stocks of companies located   50-60     More than $1
                  Select World          investment in a global        both within and outside of the                 billion
                                        portfolio                     United States with market
                                                                      capitalizations of more than $1 billion
-----------------------------------------------------------------------------------------------------------------------------------
                  PIMCO/Allianz         Capital appreciation through  Common stocks of companies located   80        More than $250
                  Emerging Markets      investment in an              in emerging market countries within            million
                                        international portfolio       Europe, Asia, Latin America and
                                                                      Africa with market capitalizations
                                                                      of more than $250 million
-----------------------------------------------------------------------------------------------------------------------------------

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO Healthcare Innovation Fund


Principal Investments and   Investment Objective               Fund Focus                         Approximate Capitalization Range
Strategies                  Seeks capital appreciation; no     Common stocks of health            More than $200 million
                            consideration is given to income   care-related companies
                                                                                                  Dividend Frequency
                                                                                                  At least annually
                            Fund Category                      Approximate Number of Holdings
                            Sector-Related Stocks              30-60

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies principally engaged in the design, manufacture or sale of new, creative or different, or " innovative," products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture or sale of health care-related products or services such as medical, dental and optical products, hardware or services. Although the Fund emphasizes companies which utilize health care technologies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify health care-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Focused Investment Risk
                  .Smaller Company Risk        .Leveraging Risk
                  .Liquidity Risk              .Credit Risk


                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance   The Fund recently commenced operations and does not yet have a
Information   full calendar year of performance. Thus, no bar chart or Average
              Annual Total Returns table is included for the Fund.

Fees and
Expenses of
the Fund
              These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the
              Fund:

              Shareholder Fees (fees paid directly from your investment)    None

              Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                    Distribution                             Total Annual
                          Advisory  and/or Service         Other             Fund Operating     Fee            Net
                          Fees      (12b-1)Fees/(1)/       Expenses/(2)/     Expenses           Waiver/(3)/    Expenses/(3)/
              -----------------------------------------------------------------------------------------------------------------
              Class D     0.70%      0.25%                 [0.54%]           [1.49%]            [0.04%]        1.45%

              (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

               (2) Other Expenses, which is based on estimated amounts for the
                   Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

               (3) Net Expenses reflect the effect of a contractual agreement by
                   PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

               Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


               -------------------------------------------------------------------------------
                                            Year 1    Year 3    Year 5    Year 10
               -------------------------------------------------------------------------------
                Class D                      [ ]       [ ]       [ ]        [ ]
               -------------------------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Internet Innovation Fund

Principal Investments and   Investment Objective                Fund Focus                           Approximate Capitalization
Strategies                  Seeks capital appreciation; no      Common stocks of Internet-related    Range
                            consideration is given to income    companies                            More than $200 million

                                                                                                     Dividend Frequency
                                                                                                     At least annually

                             Fund Category                      Approximate Number of Holdings
                             Sector-Related Stocks              20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that derive at least 50% of their revenues, expenses or profits from the research, design, development, manufacturing or distribution of new, creative or different, or "innovative," products, processes or services for use with Internet- or Internet-related businesses. Some examples of these companies may include, for example, providers of broad-band Internet access, web site content, Internet software and electronic commerce. Although the Fund emphasizes Internet-related companies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify Internet-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Focused Investment Risk
                  .Smaller Company Risk        .Leveraging Risk
                  .Liquidity Risk              .Credit Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and
Expenses of
the Fund
               These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

               Shareholder Fees (fees paid directly from your investment)   None

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                     Distribution                       Total Annual
                                         Advisory    and/or Service     Other           Fund Operating   Fee          Net
                                         Fees        (12b-1) Fees/(1)/  Expenses/(2)/   Expenses         Waiver/(3)/  Expenses/(3)/
                   ----------------------------------------------------------------------------------------------------------------
                   Class D               0.80%       0.25%              [0.54%]         [1.59%]          [0.04%]      1.55%

              (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

               (2) Other Expenses, which is based on estimated amounts for the
                   Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

               (3) Net Expenses reflect the effect of a contractual agreement by
                   PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

               Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


               -------------------------------------------------------------------------------
                                            Year 1    Year 3    Year 5    Year 10
               -------------------------------------------------------------------------------
                Class D                      [ ]       [ ]       [ ]        [ ]
               -------------------------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Small-Cap Technology Fund

Principal Investments and   Investment Objective                Fund Focus                             Approximate Capitalization
Strategies                  Seeks capital appreciation; no      Common stocks of technology-related    Range Between $100 million
                            consideration is given to income    companies with smaller market          and $2 billion
                                                                capitalizations

                                                                                                       Dividend Frequency
                                                                                                       At least annually


                            Fund Category                       Approximate Number of Holdings
                            Sector-Related Stocks               30-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of technology and technology-related companies with market capitalizations of between $100 million and $2 billion at the time of investment. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Market Risk                 .Foreign Investment Risk     .Management Risk
                  .Issuer Risk                 .Currency Risk
                  .Growth Securities Risk      .Focused Investment Risk
                  .Smaller Company Risk        .Leveraging Risk
                  .Liquidity Risk              .Credit Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and
Expenses of
the Fund
               These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

               Shareholder Fees (fees paid directly from your investmenT)   None

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                               Distribution                          Total Annual
                                   Advisory    and/or Service      Other             Fund Operating  Fee          Net
                                   Fees        (12b-1) Fees/(1)/   Expenses/(2)/     Expenses        Waiver/(3)/  Expenses/(3)/
                    ----------------------------------------------------------------------------------------------------------------
                    Class D        0.80%       0.25%               [0.54%]           [1.59%]         [0.04%]      1.55%

              (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

               (2) Other Expenses, which is based on estimated amounts for the
                   Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

               (3) Net Expenses reflect the effect of a contractual agreement by
                   PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

               Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/


               -------------------------------------------------------------------------------
                                            Year 1    Year 3    Year 5    Year 10
               -------------------------------------------------------------------------------
                Class D                      [  ]      [  ]      [  ]       [  ]
               -------------------------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Telecom Innovation Fund

Principal Investments and    Investment Objective                 Fund Focus                        Approximate Capitalization
Strategies                   Seeks capital appreciation; no       Common stocks of                  Range
                             consideration is given to income     telecommunications-related        More than $200 million
                                                                  companies
                                                                                                    Dividend Frequency
                                                                                                    At least annually
                             Fund Category                        Approximate Number of Holdings
                             Sector-Related Stocks                20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment, companies that provide cellular, paging, local and wide area product networks or equipment, companies that provide satellite, microwave and cable television or equipment, and companies involved in new technologies such as fiber optics, semiconductors and data transmission. Although the Fund emphasizes telecommunications-related companies, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the industry sectors listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify telecommunications-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal    Risks Among the principal risks of investing in the Fund,
             which could adversely affect its net asset value, yield and total return, are:

             .Market Risk             .Foreign Investment Risk  .Management Risk
             .Issuer Risk             .Currency Risk
             .Growth Securities Risk  .Leveraging Risk
             .Smaller Company Risk    .Credit Risk
             .Liquidity Risk          .Focused Investment Risk

             Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance The Fund recently commenced operations and does not yet have Information a full calendar year of performance. Thus, no bar chart or
             Average Annual Total Returns table is included for the Fund.

Fees and
Expenses of
the Fund

               These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

               Shareholder Fees (fees paid directly from your investment)   None

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                   Distribution                        Total Annual
                                       Advisory    and/or Service      Other           Fund Operating   Fee            Net
                                       Fees        (12b-1) Fees/(1)/   Expenses/(2)/   Expenses         Waiver/(3)/    Expenses/(3)/
               ---------------------------------------------------------------------------------------------------------------------
               Class D                 0.70%       0.25%               [0.54%]         [1.49%]          [0.04%]        1.45%

               (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

               (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

               (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

               Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

               -----------------------------------------------------------------
                              Year 1  Year 3  Year 5  Year 10
               -----------------------------------------------------------------
               Class D         [  ]    [  ]    [  ]    [  ]
               -----------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO Electronics Innovation Fund

Principal Investments and    Investment Objective                 Fund Focus                        Approximate Capitalization
Strategies                   Seeks capital appreciation; no       Common stocks of companies        Range
                             consideration is given to income     in the electronics industry       More than $200 million

                                                                                                    Dividend Frequency
                                                                                                    At least annually
                             Fund Category                        Approximate Number of Holdings
                             Sector-Related Stocks                20-60


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies principally engaged in the development, manufacture or sale of new, creative or different, or "innovative," electronics products and services. These companies may include, for example, companies engaged in the development, manufacture, sale or service of electronic components, equipment vendors to electronics manufacturers, electronic component distributors, electronic instruments and systems vendors, and companies that provide electronics-related services. Although the Fund emphasizes companies in the electronics industry, it is not required to invest exclusively in a particular business sector or industry, and at any time may not be invested in any of the types of companies listed above.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify electronics-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

     Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund,
                  which could adversely affect its net asset value, yield and total return, are:

                  .Market Risk             .Foreign Investment Risk  .Management Risk
                  .Issuer Risk             .Currency Risk
                  .Growth Securities Risk  .Leveraging Risk
                  .Smaller Company Risk    .Credit Risk
                  .Liquidity Risk          .Focused Investment Risk

                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance The Fund recently commenced operations and does not yet have a full Information calendar year of performance. Thus, no bar chart or Average Annual
             Total Returns table is included for the Fund.

Fees and Expenses
of the Fund

               These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

               Shareholder Fees (fees paid directly from your investment)   None

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                          Total Annual
                                      Advisory    and/or Service      Other             Fund Operating  Fee          Net
                                      Fees        (12b-1) Fees/(1)/   Expenses/(2)/     Expenses        Waiver/(3)/  Expenses/(3)/
               -------------------------------------------------------------------------------------------------------------------
               Class D                      0.80%       0.25%               [0.54%]           [1.59%]         [0.04%]      1.55%

               (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

               (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

               (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

               Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

               -----------------------------------------------------------------
                              Year 1  Year 3  Year 5  Year 10
               -----------------------------------------------------------------
               Class D         [  ]    [  ]    [  ]    [  ]
               -----------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz New Asia Fund

Principal Investments and    Investment Objective                   Fund Focus                           Approximate Capitalization
Strategies                   Seeks capital appreciation through     Common stocks of foreign             Range
                             investment in an international         (non-U.S.) issuers                   More than $250 million
                             portfolio; income is an incidental
                             consideration                                                               Dividend Frequency
                                                                                                         At least annually

                             Fund Category                          Approximate Number of Holdings
                             International Stocks                   80


     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located in Asia. The Fund will primarily invest in securities of companies located in the Far East, including Australia, China, Hong Kong, Japan, Indonesia, India, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand, although the Fund will not necessarily be invested in all of these countries at any time. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

     The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

     The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks    Among the principal risks of investing in the Fund,
                   which could adversely affect its net asset value, yield and total return, are:

                   .Foreign Investment Risk  .Growth Securities Risk  .Focused Investment Risk
                   .Emerging Markets Risk    .Smaller Companies Risk  .Leveraging Risk
                   .Currency Risk            .Liquidity Risk          .Credit Risk
                   .Market Risk              .Derivatives Risk        .Management Risk
                   .Issuer Risk              .Value Securities Risk

                   Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


Fees and Expenses
of the Fund

               These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

               Shareholder Fees (fees paid directly from your investment)   None

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                              Distribution                         Total Annual
                                   Advisory   and/or Service     Other             Fund Operating      Fee           Net
                                   Fees       (12b-1) Fees/(1)/  Expenses/(2)/     Expenses            Waiver/(3)/   Expenses/(3)/
               ---------------------------------------------------------------------------------------------------------------------
               Class D             1.00%      0.25%              [0.74%]           [1.99%]             [0.04%]       1.95%

               (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees", Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

               (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

               (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

               Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./(1)/

               -----------------------------------------------------------------
                                   Year 1  Year 3  Year 5  Year 10
               -----------------------------------------------------------------
               Class D              [  ]    [  ]    [  ]    [  ]
               -----------------------------------------------------------------

               (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Europe Growth Fund

Principal Investments and     Investment Objective                    Fund Focus                         Approximate Capitalization
Strategies                    Seeks capital appreciation through      Common stocks of foreign (non-     Range
                              investment in an international          U.S.) issuers                      More than $1 billion
                              portfolio
                                                                                                         Dividend Frequency
                                                                                                         At least annually

                              Fund Category                           Approximate Number of Holdings
                              Sector-Related Stocks                   80

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of European companies with medium and large market capitalizations. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar (e.g., the euro) and may invest directly in foreign currencies.

     The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

     The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks     Among the principal risks of investing in the Fund,
                    which could adversely affect its net asset value, yield and total return, are:

                    .Foreign Investment Risk  .Growth Securities Risk  .Focused Investment Risk
                    .Currency Risk            .Smaller Companies Risk  .Leveraging Risk
                    .Market Risk              .Liquidity Risk          .Credit Risk
                    .Issuer Risk              .Derivatives Risk        .Management Risk
                    .Value Securities Risk

                    Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance The Fund recently commenced operations and does not yet have a full Information calendar year of performance. Thus, no bar chart or Average Annual
             Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)
                         None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                             Distribution                        Total Annual
                                 Advisory    and/or Service      Other           Fund Operating    Fee            Net
                                 Fees        (12b-1) Fees/(1)/   Expenses/(2)/   Expenses          Waiver/(3)/    Expenses/(3)/
                  -----------------------------------------------------------------------------------------------------------------
                  Class D        0.75%       0.25%               [0.74%]         [1.74%]           [0.04%]        1.70%

                    (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                    (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                    ---------------------------------------------------------
                                     Year 1    Year 3    Year 5    Year 10
                    ---------------------------------------------------------
                      Class D          [_]       [_]       [_]        [_]
                    ---------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Select World Fund

Principal Investments     Investment Objective                   Fund Focus                         Approximate Capitalization
and Strategies            Seeks capital appreciation through     Common stocks of foreign (non-     Range
                          investment in a global portfolio       U.S) issuers                       More than $1 billion

                                                                                                    Dividend Frequency
                                                                                                    At least annually

                          Fund Category                          Approximate Number of Holdings
                          International Stocks                   50-60



          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and other equity securities of companies located throughout the world. Although the Fund normally invests in issuers from at least five different countries, including the United States, it may at times invest in fewer than five countries, or even a single country. The Fund typically invests in approximately 50 to 60 stocks, with each stock usually constituting from 1.25% to 2.5% of the Fund's portfolio. The Fund may invest in both developed and developing, or "emerging," markets. The Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

          The portfolio manager selects securities for the Fund using the Sub-Adviser's "Best Research" investment style. The Best Research style uses a research-driven "bottom-up" approach that seeks to utilize the Sub-Adviser's global research capabilities to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The portfolio manager seeks to select those stocks with the best long-term performance expectations, using a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. The portfolio managers sell stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

          The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Foreign Investment Risk     .Growth Securities Risk      .Focused Investment Risk
                  .Emerging Markets Risk       .Smaller Companies Risk      .Leveraging Risk
                  .Currency Risk               .Liquidity Risk              .Credit Risk
                  .Market Risk                 .Derivatives Risk            .Management Risk
                  .Issuer Risk                 .Value Securities Risk


                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have a
Information       full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)
                         None

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                             Distribution                        Total Annual
                                 Advisory    and/or Service      Other           Fund Operating    Fee            Net
                                 Fees        (12b-1) Fees/(1)/   Expenses/(2)/   Expenses          Waiver/(3)/    Expenses/(3)/
                  -----------------------------------------------------------------------------------------------------------------
                  Class D        0.75%       0.25%               [0.74%]         [1.74%]           [0.04%]        1.70%

                    (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                    (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                    ---------------------------------------------------------
                                     Year 1    Year 3    Year 5    Year 10
                    ---------------------------------------------------------
                      Class D          [_]       [_]       [_]        [_]
                    ---------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

PIMCO/Allianz Emerging Markets Fund

Principal Investments     Investment Objective                   Fund Focus                         Approximate Capitalization
and Strategies            Seeks capital appreciation through     Common stocks of foreign (non-     Range
                          investment in a global portfolio       U.S) issuers                       More than $250 million

                                                                                                    Dividend Frequency
                                                                                                    At least annually

                          Fund Category                          Approximate Number of Holdings
                          International Stocks                   80



          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in an international portfolio of common stocks and equity securities of companies located in emerging market countries within Europe, Asia, Latin America and Africa. The Fund may also invest in securities of foreign issuers traded on U.S. securities markets, but will normally not invest in U.S. issuers. However, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world. The Fund invests most of its assets in foreign securities which trade in currencies other than the U.S. dollar and may invest directly in foreign currencies.

          The portfolio manager selects securities for the Fund using the Sub-Adviser's "Growth at a Reasonable Price" (GARP) investment style. The GARP style uses a research-driven "bottom-up" approach that seeks to identify companies with above-average long-term growth prospects and attractive valuations and that possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. In selecting stocks, the portfolio manager analyzes a broad range of company fundamentals, such as long-term growth prospects, price-to-earnings ratios and other valuation measures, dividend and profit growth, balance sheet strength and return on assets. A stock's liquidity and volatility are also considered. The portfolio manager sells stocks in order to adjust or rebalance the Fund's portfolio and to replace companies with weakening fundamentals.

          The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts) primarily for portfolio management and hedging purposes. The Fund may also invest in equity securities other than common stocks (such as equity-linked securities, preferred stocks and convertible securities) and may invest up to 10% of its assets in other investment companies. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in foreign and domestic fixed income securities and in equity securities of U.S. issuers. This would be inconsistent with the Fund's investment objective and principal strategies.


Principal Risks   Among the principal risks of investing in the Fund, which
                  could adversely affect its net asset value, yield and total return, are:

                  .Foreign Investment Risk     .Growth Securities Risk      .Focused Investment Risk
                  .Emerging Markets Risks      .Smaller Companies Risk      .Leveraging Risk
                  .Currency Risk               .Liquidity Risk              .Credit Risk
                  .Market Risk                 .Derivatives Risk            .Management Risk
                  .Issuer Risk                 .Value Securities Risk


                  Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance       The Fund recently commenced operations and does not yet have
Information       a full calendar year of performance. Thus, no bar chart or
                  Average Annual Total Returns table is included for the Fund.

Fees and Expenses
of the Fund
                    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

                    Shareholder Fees (fees paid directly from your investment)
                         None


                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                              Distribution                          Total Annual
                                   Advisory   and/or Service        Other           Fund Operating    Fee            Net
                                   Fees       (12b-1) Fees/(1)/     Expenses/(2)/   Expenses          Waiver/(3)/    Expenses/(3)/
               ---------------------------------------------------------------------------------------------------------------------
                Class D            1.00%      0.25%                 [0.74%]         [1.99%]           [0.04%]        1.95%

                    (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of [0.85%] per year under the administration agreement regardless of whether a portion or none of the [0.25%] authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

                    (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and [0.04%] representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                    (3) Net Expenses reflect the effect of a contractual agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2001.

                    Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(1)

                    ---------------------------------------------------------
                                     Year 1    Year 3    Year 5    Year 10
                    ---------------------------------------------------------
                      Class D          [_]       [_]       [_]        [_]
                    ---------------------------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities Risk
Each Fund emphasizes investments in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth. The Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Value Securities Risk
The Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. The New Asia, Europe Growth and Emerging Markets Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Smaller Company Risk
The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Small-Cap Technology Fund has substantial exposure to this risk because it invests primarily in the securities of companies with market capitalizations below $200 million. The Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity Risk
All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk
All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional
Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign (non-U.S.) Investment Risk
A Fund that invests in foreign securities, and particularly the New Asia, Europe Growth, Select World and Emerging Markets Funds, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as New Asia, Europe Growth, Select World and Emerging Markets Funds, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk
Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are more pronounced for the Funds that invest in emerging markets.

Currency Risk
Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk
Focusing Fund investments in a small number of issuers, industries or foreign currencies increases risk. Funds, such as the Select World Fund, that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The New Asia, Europe Growth, Select World and Emerging Markets Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. The Internet Innovation, Electronics Innovation and Small-Cap Technology Funds are subject to risks prevalent in the Internet, electronics and technology sectors respectively, such as the risks of rapid obsolescence of products and services, significant losses, increased volatility of these companies' securities and limited operating histories, because they "concentrate" their investments in these sectors. Similarly, the Telecom Innovation and Healthcare Innovation Funds "concentrate" their investments in the telecommunications and health care industries, respectively, and therefore are subject to the risks particular to those industries, such as the risks associated with additional government regulation of the telecommunications and health care industries and changes to existing regulations and government subsidy levels. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services", which may share common characteristics and react similarly to market developments.

Leveraging Risk
The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest Rate Risk
To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit Risk
All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk
Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2000, PIMCO Advisors and its subsidiary partnerships had more than $264 billion in assets under management.

PIMCO Advisors has retained its subsidiary PIMCO/Allianz International Advisors LLC to manage the investments of the New Asia, Europe Growth, Select World and Emerging Markets Funds. The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds (PIMCO Equity Advisors and PIMCO/Allianz International Advisors LLC are each referred to as a "Sub-Adviser" in this prospectus). See "Sub-Advisers" below.

PIMCO Advisors has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees

Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained PIMCO/Allianz International Advisors LLC, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

The Funds will pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                    Advisory Fees

Healthcare Innovation and Telecom Innovation Funds          0.70%

Europe Growth and Select World Funds                        0.75%

Internet Innovation, Small-Cap Technology and               0.80%
Electronics Innovation Funds

New Asia and Emerging Markets Funds                         1.00%



Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class D shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

Class D shareholders of the Funds will pay PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):


Fund                                                        Administrative Fees

Healthcare Innovation, Internet Innovation, Small-Cap              [0.50]%
Technology, Telecom Innovation and Electronics
Innovation Funds

New Asia, Europe Growth, Select World and                          [0.70]%
Emerging Markets Funds


12b-1 Plan for Class D Shares

The Funds' administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                                      Funds
PIMCO Equity Advisors                             Healthcare Innovation, Internet Innovation, Small-Cap Technology,
1345 Avenue of the Americas, 50th Floor           Telecom Innovation and Electronics Innovation Funds
New York, NY 10105

PIMCO/Allianz International Advisors LLC          New Asia, Europe Growth, Select World and Emerging Markets Funds
1345 Avenue of the Americas, 50th Floor
New York, NY 10105

* PIMCO Equity Advisors is a division of PIMCO Advisors. PIMCO/Allianz International Advisors LLC is a wholly-owned subsidiary of PIMCO Advisors.

The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO Equity Advisors

A division of PIMCO Advisors, PIMCO Equity Advisors provides equity-related advisory services to mutual funds and institutional accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds.

Fund                       Portfolio Managers        Since                Recent Professional Experience
Healthcare Innovation      Dennis P. McKechnie       2000 (Inception)     Portfolio Manager of PIMCO Equity Advisors. Prior to
                                                                          joining PIMCO Advisors, he was with Columbus Circle
                                                                          Investors from 1991 to 1999, where he managed equity
                                                                          accounts and served in various capacities including as
                                                                          Portfolio Manager for the Innovation Fund.


                           Jiyoung Kim               2000 (Inception)     Senior Research Analyst for PIMCO Innovation Fund, where
                                                                          she covers biotechnology, telecommunications equipment,
                                                                          semiconductors and networking. Prior to joining PIMCO
                                                                          Equity Advisors in [ ], she worked as a Senior Research
                                                                          Analyst at Fred Alger Management from [ ] to [ ]. Prior to that, she worked as a Senior Research Technician at
                                                                          Repligen.

Internet Innovation        Mr. McKechnie             2000 (Inception)     See above.


                           Ms. Kim                   2000 (Inception)     See above.

Small-Cap Technology       Thomas Keyes              2000 (Inception)     Senior Research Analyst for PIMCO Equity Advisors. Prior
                                                                          to joining PIMCO Equity Advisors, he was a research
                                                                          analyst at Alliance Capital in its Small-Cap Program from
                                                                          1997 to 1999, where he focused on small-cap technology
                                                                          stocks. He was a Vice President at Bankers Trust from 1994 to 1997, where he focused on equity research of technology stocks.


Telecom Innovation         Mr. McKechnie             2000 (Inception)     See above.


                           Ms. Kim                   2000 (Inception)     See above.

Electronics Innovation     Mr. McKechnie             2000 (Inception)     See above.


                           Ms. Kim                   2000 (Inception)     See above.

PIMCO/Allianz International Advisors LLC

"PIMCO/Allianz International Advisors LLC" is a wholly-owned subsidiary of PIMCO Advisors. Additional information about PIMCO/Allianz International Advisors
LLC will be provided in a subsequent filing.

     The following individuals at PIMCO/Allianz International Advisors LLC share primary responsibility for each of the noted Funds.

                    Portfolio
Fund                Managers               Since                      Recent Professional Experience
New Asia            Ian Lui                2000 (Inception)           Chief Investment Officer of Allianz Asset Management (HK)
                                                                      Limited. From 1997 to 1999, he served as a Managing
                                                                      Director with Indocam Singapore Limited. From 1994 to 1997 he served in various capacities with Dresdner RCM Hong
                                                                      Kong, Dresdner (SEA) Thornton Asset Management Singapore,
                                                                      CMS Dresdner Thornton Asset Management Malaysia and
                                                                      Dresdner RCM Global Investors.

Europe Growth       Wolfram Gerdes         2000 (Inception)           Managing director of Equity Portfolio Management at Allianz
                                                                      Asset Advisory and Management GmbH ("Allianz AAM") since
                                                                      1998. Prior to joining Allianz AAM, he held various
                                                                      positions, including head of Portfolio Management, with
                                                                      Allianz Lebensversicherungs AG from 1992 to 1998.

Select World       Udo Frank              2000 (Inception)            Managing Director and Chief Investment Officer of Allianz
                                                                      Asset Advisory and Management GmbH, responsible for the
                                                                      entire investment area (since 1997).  Previously, Mr. Frank served as the Chief Investment Officer of Allianz KAG (since
                                                                      1994).

                    Gerd Wolfgang Hintz    2000 (Inception)           Managing Director of the Equity Research Department at
                                                                      Allianz AAM since 1998. In addition, Mr. Hintz has been
                                                                      responsible for Allianz AAM's trading department since
                                                                      January 2000. Previously, he was the head of Research and
                                                                      Investor Relations of Allianz Lebensversicherungs AG.

Emerging Markets    Norbert Kaldun         2000 (Inception)           Portfolio Manager for Allianz AAM, where he has been
                                                                      responsible for Eastern European equity research and
                                                                      management. From 1997 to 1998, he served as a Portfolio
                                                                      Manager with Allianz Lebensverischerungs AG.

Distributor           The Trust's Distributor is PIMCO Funds Distributors LLC, a
                      wholly owned subsidiary of PIMCO Advisors. The
                      Distributor, located at 2187 Atlantic Street, Stamford,
                      Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, the calculation of the NAV of the New Asia, Europe Growth, Select World and Emerging Markets Funds may not take place contemporaneously with the determination of the prices of foreign securities used in the NAV calculations.

Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.


How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

 . Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This Prospectus should be read in connection with your firm's materials regarding its fees and services.

 . Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See ''How Fund Shares Are Priced'' above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying Shares
Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment Minimums

The following investment minimums apply for purchases of Class D shares.


          Initial Investment                      Subsequent Investments
           $2,500 per Fund                            $100 per Fund



Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging Shares
Except as provided below or in the applicable Fund's or series' prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds: Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling Shares
You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind
The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.


Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                                                                  At Least Annually          Quarterly
Healthcare Innovation, Internet Innovation, Small-Cap Technology,             *
Telecom Innovation and Electronics Innovation Funds

New Asia, Europe Growth, Select World and Emerging Markets Funds              *


In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

 .    Reinvest all distributions in additional Class D shares of your Fund at
NAV. This will be done unless you elect another option.

 .    Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

 .    Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-PIMCO.

Tax Consequences

Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities
and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies
Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of their assets in fixed income securities. The Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The New Asia, Europe Growth, Select World and Emerging Markets Funds may also hold up to 100% of their assets in other domestic fixed income, foreign fixed income and equity securities principally traded in the U.S., including obligations issued or guaranteed by a foreign government or its agencies, authorities or instrumentalities, corporate bonds and American Depository Receipts, for temporary defensive purposes.

The temporary defensive strategies described in this section would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies With Smaller Market Capitalizations
Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Small-Cap Technology Fund invests primarily in smaller companies and is especially sensitive to the risks described below. In addition, the Healthcare Innovation, Internet Innovation, Telecom Innovation, Electronics Innovation, New Asia, Europe Growth, Select World and Emerging Markets Funds generally have significant exposure to these risks.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

Foreign Securities
The New Asia, Europe Growth, Select World and Emerging Markets Funds normally invest principally in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 15% of their respective assets in foreign securities.

All of the Funds may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities
The Funds may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. The Emerging Markets Fund is particularly susceptible to these risks because it invests principally in companies located in emerging markets countries. The New Asia and Select World Funds also have substantial exposure to these risks because these Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Special Risks of Investing in Russian and Other Eastern European Securities.
The Select World and Emerging Markets Funds may invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies
A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The New Asia, Europe Growth, Select World and Emerging Markets Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. The Europe Growth Fund is especially susceptible to risks associated with the introduction of the euro because it invests principally in European companies, many of which are located in European Monetary Union countries. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

The New Asia, Europe Growth, Select World and Emerging Markets Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate Debt Securities
Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities
Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives
Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies.
A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities
The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities
The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities
Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. The Funds may invest in
these securities.   Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities
For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales
Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions
Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements
Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings
Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid Securities
Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies
The New Asia, Europe Growth, Select World and Emerging Markets Funds may invest up to [10%] of their assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest up to 5% of their assets in such securities. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in Investment Objectives and Policies
The investment objective of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds
In addition to the risks described under "Summary of Principal Risks" above and in this section, the Funds are newly formed and therefore have no history upon which investors can evaluate their likely performance. Accordingly, there can be no assurance that the Funds will achieve their investment objective. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other similar transactions which, because of each Fund's size, may have a disproportionate impact on each Fund's performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques
The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

PIMCO Funds:
Multi-Manager Series

INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660

SUB-ADVISERS
Pimco Equity Advisors division of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC

DISTRIBUTOR
PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT  06902

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AND TRANSFER AGENT
PFPC, Inc., Box 9688, Providence, RI  02940

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

Not part of the Prospectus

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Multi-Manager
Series 840 Newport Center Drive
Suite 300 Newport Beach, CA
92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161

File No. 811-6161

[LOGO OF PIMCO FUNDS]

PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

                      PIMCO FUNDS:  MULTI-MANAGER SERIES

                       Supplement Dated June [  ], 2000
                                    to the
            Statement of Additional Information Dated April 3, 2000

                            Disclosure relating to:

          Nine new series of the Trust:

               Healthcare Innovation Fund
               Internet Innovation Fund
               Small-Cap Technology Fund
               Telecom Innovation Fund
               Electronics Innovation Fund
               PIMCO/Allianz New Asia Fund
               PIMCO/Allianz Europe Growth Fund
               PIMCO/Allianz Select World Fund
               PIMCO/Allianz Emerging Markets Fund

--------------------------------------------------------------------------------
Note: This document supplements the PIMCO Funds: Multi-Manager Series (the "Trust") Statement of Additional Information dated April 3, 2000 (the "Statement of Additional Information").
--------------------------------------------------------------------------------

1.   Date of the Statement of Additional Information.

     The date of the Statement of Additional Information is hereby amended to June [ ], 2000.

2.   Nine New Series of the Trust

     The Trust intends to offer Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares of nine new series:
Healthcare Innovation Fund, Internet Innovation Fund, Small-Cap Technology Fund, Telecom Innovation Fund, Electronics Innovation Fund, PIMCO/Allianz New Asia Fund, PIMCO/Allianz Europe Growth Fund, PIMCO/Allianz Select World Fund and PIMCO/Allianz Emerging Markets Fund (each a "Fund", and collectively, the "Funds").

3.   Investment Objectives and Policies.

     In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks. The Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds may invest in the same securities and other instruments and use the same investment techniques as the Innovation Fund. Such securities, instruments and investment techniques are described under "Investment Objectives and Policies" in the Trust's Statement of Additional Information.

     The PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds may invest in the same securities and other instruments and use the same investment techniques as the International Growth Fund. Such securities, instruments and investment techniques are described under "Investment Objectives and Policies" in the Trust's Statement of Additional Information.

4.   Investment Restrictions.

     Fundamental Policies
     --------------------

     The investment restrictions set forth below are fundamental policies of each Fund and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

     a.   each Fund may borrow money to the maximum extent permitted by law,
          ----
including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     b.   none of the Funds may pledge, hypothecate, mortgage or otherwise
          ----
encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (a) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     c.   none of the Funds may underwrite securities issued by other persons
          ----
except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     d.   none of the Funds may purchase or sell real estate, although it may
          ----
purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     e.   none of the Funds may acquire more than 10% of the voting securities
          ----
of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

     f.   none of the Funds may concentrate more than 25% of the value of its
          ----
total assets in any one industry, except that the Healthcare Innovation, Internet Innovation, Small-Cap Technology, Telecom Innovation and Electronics Innovation Funds will each concentrate more than 25% of its assets in companies in the health care, internet, technology, telecommunications and electronics industries, respectively;

     g.   none of the Funds may purchase or sell commodities or commodity
          ----
contracts except that the Funds may purchase and sell financial futures contracts and related options;

     h.   none of the Funds may make loans, except by purchase of debt
          ----
obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets; and

    i.    none of the Funds may issue senior securities, except insofar as such
          ----
Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     Notwithstanding the provisions of fundamental investment restrictions (a) and (i) above, each of the Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     Non-Fundamental Policies
     ------------------------

     The non-fundamental investment restrictions of the Funds are set out in the Trust's Statement of Additional Information under "Non-Fundamental Investment Restrictions".

5.   Management of the Trust.

     The disclosure under the subheadings "Trustee", "Officers", "Trustees' Compensation", "Investment Adviser", and "Fund Administrator" under "Management of the Trust" in the Statement of Additional Information applies to the Funds.


     The disclosure under the subheading "Portfolio Management Agreements" is amended to add the following:

          PIMCO/Allianz International Advisors LLC, a wholly-owned subsidiary of PIMCO Advisors, acts as the Sub-Adviser and provides investment advisory services to the PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds. PIMCO/Allianz International Advisors LLC's address is 1345 Avenue of the Americas, 50/th/ Floor, New York, New York 10105. PIMCO/Allianz International Advisors LLC is organized as a limited liability company with PIMCO Advisors as its only member.

     The Advisory Fees and Administrative Fees payable by the Funds are set forth in each Fund's Prospectus.

6. Distribution of Trust Shares, Portfolio Transactions and Brokerage, Net Asset Value, Taxation and Other Information.

     The Sections "Distribution of Trust Shares," "Portfolio Transactions and Brokerage," "Net Asset Value," "Taxation" and "Other Information" in the Statement of Additional Information apply to the Funds.

PART C.  OTHER INFORMATION


Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of First Amended and Restated Bylaws (4)

               (2)  Amendment to First Amended and Restated Bylaws (15)

          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the First Amended and Restated Bylaws (4)

          (d)  (1) (i)    Form of Amended and Restated Investment Advisory
                          Agreement (4)

                   (ii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (iii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund
                          (10)

                   (iv) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio, and PIMCO Funds Asset Allocation Series -30/70 Portfolio (9)

                   (v) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Mega-Cap Fund (13)

                   (vi) Form of Addendum to Amended and Restated Investment Advisory Agreement to add the PIMCO Global Innovation, NFJ Value, NFJ Equity Income, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (vii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, to be filed by amendment.

               (2) (i) Form of Portfolio Management Agreement, as amended, with NFJ Investment Group dated May 5, 2000, to be filed by amendment.

                   (ii) Form of Portfolio Management Agreement, as amended, with Cadence Capital Management dated May 5, 2000, to be filed by amendment.

                   (iii) Form of Portfolio Management Agreement with Parametric Portfolio Associates dated May 5, 2000, to be filed by amendment.

                         (iv) Form of Portfolio Management Agreement with Blairlogie Capital Management, dated May 5, 2000, to be filed by amendment.

                         (v) Form of Portfolio Management Agreement with the Sub-Adviser to the PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, to be filed by amendment.

              (e)  (1)  Amended Distribution Contract (4)

                   (2) Form of Amended and Restated Distribution Contract (to add Class D shares) (7)

                   (3)  Form of Addendum to Distribution Contract to add
                        PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (4)  Form of Addendum to Distribution Contract to add
                        PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund (10)

                   (5)  Form of Addendum to Distribution Contract to add
                        PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (9)

                   (6) Form of Supplement to Distribution Contract to add PIMCO Mega-Cap Fund (13)

                   (7) Form of Supplement to Distribution Contract to add the PIMCO Global Innovation, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.


                   (8) Form of Supplement to Distribution Contract to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, to be filed by amendment.

              (f)       Not Applicable

              (g)  (1)  Form of Custody and Investment Accounting Agreement with
                        Investors Fiduciary Trust Company (13)

              (h)  (1)  Form of Amended Administration Agreement between the
                        Trust and PIMCO Advisors L.P. (4)

                   (2) Form of Amended and Restated Administration Agreement (to include Class D shares ) between the Trust and PIMCO Advisors L.P. (7)


                   (3) Form of Amendment No. 1 to Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (14)


                   (4) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (5) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (6)  Form of Agency Agreement and Addenda (1)

                   (7)  Form of Addendum to Agency Agreement (4)

                   (8)  Form of Assignment of Agency Agreement (4)

                   (9)  Form of Addendum to Agency Agreement (6)

                   (10) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services, to be filed by amendment.

                        (i) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc., filed herewith.

                   (11) Form of Service Plan for Institutional Services Shares
                        (6)

                   (12) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)

              (j)  (1)  Consents of PricewaterhouseCoopers LLP. (16) and
                        (17)

                        (i)  Letter dated October 26, 1999 from
                             PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)


                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)  (a)  Financial Data Schedules for the period ended
                        6/30/98 (11)

                   (b)  Financial Data Schedules for the period ended
                        12/31/98 (12)

              (o)       Form of Amended and Restated Multi-Class Plan (7)

              (p)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)


--------------------
1 Included in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Included in Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Included in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

5 Included in Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 10, 1997.

6 Included in Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 1997.

7 Included in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 13, 1998.

8 Included in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on April 21, 1998.

9 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on June 30, 1998.

10. Included in Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on July 2, 1998.

11. Included in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 1998.

12. Included in Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 1999.

13. Included in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on May 25, 1999.

14. Included in Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 29, 1999.

15. Included in Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on December 14, 1999.

16. Included in Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 27, 2000.

17. Included in Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 27. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Walter E. Auch, Sr.  Member of Management Board    Management Consultant;
                                                   Director, Fort Dearborn Fund,
                                                   Shearson VIP Fund, Shearson
                                                   Advisors Fund, Shearson TRAK
                                                   Fund, Banyan Land Trust,
                                                   Banyan Land Fund II, Banyan
                                                   Mortgage Fund, Allied
                                                   Healthcare Products, Inc.,
                                                   First Western Inc., DHR Group
                                                   and Geotech Industries.

William R. Benz      Member of Management Board    See Pacific Investment
                                                   Management Company.

David B. Breed       Member of Management Board    Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.; Managing Director and
                                                   Chief Executive Officer,
                                                   Cadence Capital Management.


Kenneth W. Corba     Member of Management Board.   None.
                     Managing Director and Chief
                     Investment Officer of
                     PIMCO Equity Advisors.


Walter B. Gerken     Chairman and Member of        Director, Mullin Consulting
                     Management Board              Inc Director, Executive
                                                   Services Corps. of Southern
                                                   California.

Colin Glinsman       Member of Management          Managing Director,
                     Board                         Oppenheimer Capital.

William H. Gross     Operating Board               Director and Managing
                     and Equity Board              Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Senior Vice
                                                   President, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, PIMCO Variable
                                                   Insurance Trust; Director and
                                                   Vice President, StocksPLUS
                                                   Management, Inc.; Member of
                                                   PIMCO Partners LLC.

Brent R. Harris      Member of Management Board    Director and Managing
                                                   Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Director and Vice
                                                   President,

                                                         StocksPLUS Management,
                                                         Inc.; Chairman of the
                                                         Board and Trustee,
                                                         PIMCO Funds: Pacific
                                                         Investment Management
                                                         Series, PIMCO Variable
                                                         Insurance Trust and
                                                         PIMCO Commercial
                                                         Mortgage Securities
                                                         Trust, Inc.; Member of
                                                         PIMCO Partners LLC.

Donald R. Kurtz           Member of Management Board     Donald R. Kurtz Member
                                                         of Management Board
                                                         Formerly, Vice
                                                         President of Internal
                                                         Asset Management,
                                                         General Motors
                                                         Investment Management
                                                         Corp.; Director,
                                                         Thomson Advisory Group
                                                         L.P.

George A. Long            Member of Management Board     Chairman and Chief
                                                         Executive Officer of
                                                         Oppenheimer Capital.


James McCaughan           Member of Management Board     Chief Executive
                                                         Officer, Oppenheimer
                                                         Capital


James F. McIntosh         Member of Management Board     Executive Director,
                                                         Allen Matkins, Leck,
                                                         Gamble & Mallory LLP.
                                                         Formerly, Director,
                                                         Pacific Investment
                                                         Management Company.

Kenneth H. Mortenson      Member of Management Board     Managing Director of
                                                         Oppenheimer Capital.

William F. Podlich, III   Member of Management Board     Director and Managing
                                                         Director, PIMCO
                                                         Management, Inc.;
                                                         Managing Director,
                                                         Pacific Investment
                                                         Management Company;
                                                         Vice President, PIMCO
                                                         Commercial Mortgage
                                                         Securities Trust, Inc.;
                                                         Member of PIMCO
                                                         Partners LLC.

William C. Powers         Member of Management           See Pacific Investment
                          Board                          Management Company.


Glenn S. Schafer          Member of Management           Board President and
                          Board                          Director, Pacific
                                                         Mutual Holding Company,
                                                         Pacific LifeCorp,
                                                         Pacific Life Insurance
                                                         Company, Pacific
                                                         Financial Asset
                                                         Management Corp.,
                                                         PMRealty Advisors,
                                                         Inc.; Director, Pacific
                                                         Mutual Distributors,
                                                         Inc., Mutual Service
                                                         Corporation,
                                                         UnitedPlanners' Group,
                                                         Inc., Thomson Advisory
                                                         Group.

Thomas C. Sutton     Member of Management Board    Chairman, Chief Executive
                                                   Officer and Director, Pacific
                                                   William S. Thomson, Jr.
                                                   Mutual Holding Company,
                                                   Pacific LifeCorp, Pacific
                                                   Life Insurance Company,
                                                   Pacific Financial Asset
                                                   Management Corp.; Director,
                                                   Pacific Mutual Distributors,
                                                   Inc., Mutual Service
                                                   Corporation, United Planners'
                                                   Group, Inc., PMRealty
                                                   Advisors, Inc.


William S. Thompson, Member of Management Board;   Director, Managing Director
Jr.                  Chairman, Executive           and Chief Executive Committee
                     Committee                     Fitzgerald Officer, PIMCO
                                                   Management, Inc.; Chief
                                                   Executive Officer and
                                                   Managing Director, Pacific
                                                   Investment Management
                                                   Company; Member, President
                                                   and Chief Executive Officer,
                                                   PIMCO Partners LLC; Director
                                                   and President, StocksPLUS
                                                   Management, Inc.; Vice
                                                   President, PIMCO Variable
                                                   Insurance Trust, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, and PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Director, Thomson
                                                   Advisory Group, Inc.



Robert M. Fitzgerald Senior Vice President         Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors, LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   PIMCO Management, Inc.,
                                                   Pacific

                                                   Investment Management
                                                   Company, and StocksPLUS
                                                   Management, Inc.; Chief
                                                   Financial Officer and
                                                   Assistant Treasurer, Cadence
                                                   Capital Management; Senior
                                                   Vice President and Chief
                                                   Financial Officer, Value
                                                   Advisors LLC; Chief
                                                   Financial Officer and
                                                   Treasurer, PIMCO Funds
                                                   Advertising Agency; Senior
                                                   Vice President, Chief
                                                   Financial Officer and
                                                   Treasurer, Thomson Advisory
                                                   Group, Inc.

Benjamin L. Trosky   Member of Management Board    Managing Director, Pacific
                                                   Investment Management
                                                   Company; Director and
                                                   Managing Director, PIMCO
                                                   Management, Inc.; Senior Vice
                                                   President, PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Member of PIMCO
                                                   Partners LLC.


Bradley W. Paulson   Vice President                Vice President and Secretary,
                                                   PIMCO Global Advisors
                                                   (Europe) Limited, PIMCO
                                                   Global Advisors (Japan)
                                                   Limited; Vice President,
                                                   Pacific Investment Management
                                                   Company.


Kenneth M. Poovey    Chief Operating Officer       Executive Vice President and
                     and General Counsel           General Counsel, Value
                                                   Advisors LLC and Thomson
                                                   Advisory Group, Inc. Trustee
                                                   of the Trust.

Stephen J. Treadway  Executive Vice President      Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC, and
                                                   Trustee, President and Chief
                                                   Executive Officer of the
                                                   Trust.

Robert S. Venable    Vice President                None



James G. Ward        Senior Vice President,        Senior Vice President, Human
                     Human Resources               Resources, Value Advisors
                                                   LLC; Senior Vice President,
                                                   Thomson Advisory Group, Inc.

Richard M. Weil      Senior Vice President -       Senior Vice President,
                     Legal, Secretary              Assistant Secretary, PIMCO
                                                   Management, Inc.; Secretary,
                                                   Cadence Capital Management,
                                                   Inc., NFJ Investment Group,
                                                   NFJ Management, Inc.,
                                                   Parametric Portfolio
                                                   Associates, Parametric
                                                   Management, Inc., and
                                                   StocksPLUS Management, Inc.;
                                                   Assistant Secretary, Cadence
                                                   Capital Management, PIMCO
                                                   Funds Advertising Agency,
                                                   Inc. and Pacific Management
                                                   Investment Company; and
                                                   Senior Vice President, Legal,
                                                   Secretary Value Advisors LLC,
                                                   Thomson Advisors LLC, Thomson
                                                   Advisory Group, Inc.



Frank C. Poli        Vice President, Director of   Compliance Officer,
                     Compliance                    PIMCO Funds Distributors LLC





Vinh T. Nguyen       Vice President, Controller    Vice President, Controller,
                                                   Columbus Circle Investors
                                                   Management, Inc., Cadence
                                                   Capital Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO

                                                   Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management Company
                                                   and PIMCO Management, Inc.




Timothy R. Clark     Vice President, Mutual        Senior Vice President, PIMCO
                     Funds Division                Funds Distributors LLC


Newton B. Schott,    Senior Vice President,        Director, Executive Vice
Jr.                  Mutual Funds Division         President, Chief
                                                   Administrative Officer,
                                                   General Counsel and
                                                   Secretary, PIMCO Funds
                                                   Distributors LLC and PIMCO
                                                   Funds Advertising Agency,
                                                   Inc.; Vice President and
                                                   Secretary, the Trust;
                                                   Vice President,
                                                   PIMCO Advisors Mutual Fund
                                                   Division


Diane P. Dubois      Vice President, Finance      None.


Ernest L. Schmider   Senior Vice President        See Pacific Investment
                                                  Management Company



                           Cadence Capital Management
                        Exchange Place, 53 State Street
                          Boston, Massachusetts  02109

Name                     Position with Portfolio   Other Affiliations
                         Manager

William B. Bannick       Managing Director and     Director and Managing
                         Executive Vice President  Director,
                                                   Cadence Capital Management,
                                                   Inc.

David B. Breed          Managing Director and      Member of Management Board,
                        Chief Executive Officer    PIMCO Advisors L.P.;
                                                   Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon     Managing Director            None.

Mary Ellen Melendez     Secretary                    None.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Assistant Treasurer

Barbara M. Green        Treasurer                    None.

Richard M. Weil         Assistant Secretary          See PIMCO Advisors L.P.





                              NFJ Investment Group
                          2121 San Jacinto, Suite 1440
                              Dallas, Texas  75201

Name                    Position with Portfolio      Other Affiliations
                        Manager

Benno J. Fischer        Managing Director            Director, Managing
                                                     Director, and Co-Chairman,
                                                     NFJ Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Treasurer

John L. Johnson         Managing Director            Director, and Co-Chairman
                                                     Managing Director, NFJ
                                                     Management, Inc.

Jack C. Najork          Managing Director            Director, Managing
                                                     Director, Co-Chairman, NFJ
                                                     Management, Inc.

Richard M. Weil         Secretary                    See PIMCO Advisors L.P.

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington  98104-7090

Name                       Position with Portfolio           Other Affiliations

                                  Manager

William E. Cornelius,    Managing Director            Director, Managing
Jr.                                                   Chief Executive Officer
                                                      Parametric Management,
                                                      Inc.

David M. Stein           Managing Director            Director and Managing
                                                      Director, Parametric
                                                      Management, Inc.

Brian Langstraat         Managing Director            None.

Robert M. Fitzgerald     Chief Financial Officer      See PIMCO Advisors L.P.
                         and Treasurer

Richard M. Weil          Secretary                    See PIMCO Advisors L.P.


                Pacific Investment Management Company ("PIMCO")
                      840 Newport Center Drive, Suite 300
                        Newport Beach, California  92660

Name                    Position with Portfolio       Other Affiliations
                        Manager

George C. Allan         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Tamara J. Arnold        Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Michael R. Asay         Vice President                Vice President, PIMCO
                                                      Management, Inc.

Leslie A. Barbi         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

William R. Benz, II     Managing Director             Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Member
                                                      of PIMCO Partners
                                                      LLC. Member of Management
                                                      Board, PIMCO Advisors L.P.

Gregory A. Bishop        Vice President             None.

Andrew Brick             Senior Vice President      Senior Vice President,
                                                    PIMCO Management, Inc.

John B. Brynjolfsson     Vice President             Vice President, PIMCO
                                                    Management, Inc.

R. Welsley Burns         Managing Director          Executive Vice President,
                                                    PIMCO Management, Inc.;
                                                    President, PIMCO Funds:
                                                    Pacific Investment
                                                    Management Series; President
                                                    and Director, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    President and Trustee, PIMCO
                                                    Variable Insurance Trust;
                                                    Director, PIMCO Global
                                                    Advisors (Ireland) Limited
                                                    and PIMCO Advisors Funds
                                                    plc.

Carl J. Cohen            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Jerry L. Coleman         Vice President             Vice President, PIMCO
                                                    Management, Inc.

Doug Cummings            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Wendy W. Cupps           Vice President             Vice President, PIMCO
                                                    Management, Inc.

Chris Dialynas           Director                   Managing Director, PIMCO
                                                    Management, Inc.
David J. Dorff           Vice President

Michael Dow              Vice President             Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Anita Dunn               Vice President             Vice President, PIMCO
                                                    Management, Inc.

A. Benjamin Ehlert      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Robert A. Ettl          Senior Vice President and   Vice President, PIMCO
                        Chief Operations Officer    Management, Inc.

Anthony L. Faillace     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer     See PIMCO Advisors L.P.
                        and Treasurer

Ursula T. Frisch        Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

William H. Gross        Managing Director           See PIMCO Advisors L.P.


John L. Hague           Managing Director           Director, PIMCO Management,
                                                    Inc., Member of PIMCO
                                                    Partners LLC.

Gordon C. Hally         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Pasi M. Hamalainen      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

John P. Hardaway        Senior Vice President       Vice President, PIMCO
                                                    Management, Inc.; Treasurer
                                                    of the Trust, PIMCO Funds:
                                                    Pacific Investment
                                                    Management Series, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc., and
                                                    PIMCO Variable Insurance
                                                    Trust.

Brent R. Harris         Managing Director           See PIMCO Advisors L.P.


Joseph Hattesohl        Vice President and Manager  Vice President, PIMCO
                        of Fund Taxation            Management, Inc.; Assistant
                                                    Treasurer, the Trust, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series, PIMCO
                                                    Variable Insurance Trust,
                                                    and PIMCO Commercial
                                                    Mortgage Securities Trust,
                                                    Inc.

Raymond C. Hayes        Vice President              Vice President, PIMCO Robert
                                                    G. Herin Management, Inc.
                                                    and PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series.

Robert G. Herin         Vice President              Vice President, PIMCO
                                                    Management, Inc.

David C. Hinman         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Liza Hocson             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Douglas M. Hodge        Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Brent L. Holden         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Dwight F. Holloway,     Vice President              Vice President, PIMCO
Jr.                                                 Management, Inc.

Jane T. Howe            Vice President              Vice President, PIMCO
                                                    Management, Inc.

Mark Hudoff             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Margaret E. Isberg      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.;
                                                    Senior Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

James M. Keller         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Sharon K. Kilmer        Executive Vice President    None.

Thomas J. Kelleher      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Raymond G. Kennedy      Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Mark R. Kiesel          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Steven P. Kirkbaumer    Vice President              None.

John S. Loftus          Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.; Vice
                                                    President and Assistant
                                                    Secretary, StocksPLUS
                                                    Management, Inc.

David Lown              Vice President              Vice President, PIMCO
                                                    Management, Inc.

Andre J. Mallegol       Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael E. Martini      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Dean S. Meiling         Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series and PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Joseph V. McDevitt      Executive Vice President    Vice President, PIMCO
                                                    Management, Inc.

James F. Muzzy          Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series; Director
                                                    and Vice President,
                                                    StocksPLUS Management, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Doris S. Nakamura       Vice President

Vinh T. Nguyen          Controller                  See PIMCO Advisors L.P.

Douglas J. Ongaro       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Thomas J. Otterbein     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Victoria M. Paradis     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Bradley W. Paulson      Vice President              Vice President and
                                                    Secretary, Vice President
                                                    PIMCO Global Advisors
                                                    (Europe) Limited, PIMCO
                                                    Global Advisors (Japan)
                                                    Limited.

Elizabeth M. Philipp    Vice President              Vice President, PIMCO
                                                    Management, Inc.

David J. Pittman        Vice President              None.

William F. Podlich,
III                     Managing Director           See PIMCO Advisors L.P.

William C. Powers       Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Senior Vice President
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC. Member of Management
                                                    Board, PIMCO Advisors L.P.


Edward P. Rennie        Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc.

Terry A. Randall        Vice President

Scott L. Roney          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael J. Rosborough   Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Seth R. Ruthen          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Jeffrey M. Sargent      Vice President and Manager  Vice President of the Trust,
                        Shareholder Services and    PIMCO Management, Inc.;
                                                    Senior Vice President,
                        Fund Administration         PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series, PIMCO Variable
                                                    Insurance Trust, and
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.

Ernest L. Schmider      Executive Vice President,   Executive Vice President,
                        Secretary, Chief            Secretary, Chief
                        Administrative and Legal    Administrative
                        Officer                     and Legal Officer, PIMCO
                                                    Management, Inc.; Director,
                                                    Assistant Secretary,
                                                    Assistant Treasurer,
                                                    StocksPLUS
                                                    Management, Inc.;
                                                    Secretary,  PIMCO
                                                    Partners LLC.

Leland T. Scholey       Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc., and PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

Richard W. Selby        Senior Vice President       None.
                        and Chief Technology
                        Officer

Denise C. Seliga        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Rita J. Seymour         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Christopher Sullivan    Vice President              Vice President, PIMCO
                                                    Management, Inc.

Cheryl L. Sylwester     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Lee R. Thomas, III      Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Member of PIMCO
                                                    Partners LLC.

William S. Thompson,    Director, Managing          See PIMCO Advisors L.P.
Jr.                     Director, Chief
                        Executive Officer

Benjamin L. Trosky      Managing Director           See PIMCO Advisors L.P.


Richard E. Tyson        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Peter A. Van de Zilver  Vice President              Vice President, PIMCO
                                                    Management, Inc.

Marilyn Wegener         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Richard M. Weil         Assistant Secretary         See PIMCO Advisors L.P.


Paul C. Westhead        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Kristen M. Wilsey       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

George H. Wood          Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Michael A. Yetter       Vice President              Vice President, PIMCO
                                                    Management, Inc.

David Young             Vice President              Vice President, PIMCO
                                                    Management, Inc.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland



Name                    Position with Portfolio     Other Affiliations
                        Manager

Gavin R. Dobson         Chief Executive Officer     Director and Chief Executive
                        and Managing Director       Officer, Blairlogie Holdings
                                                    Limited (U.K.).

James G. S. Smith       Chief Investment Officer    Director and Chief
                        and Managing Director       Investment Officer,
                                                    Blairlogie Holdings
                                                    Limited (U.K.).

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Jeffrey L. Booth          Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President              None

Timothy R. Clark          Senior Vice President       None

Jonathan P. Fessel        Vice President              None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Vice President              None

David S. Goldsmith        Vice President              None

Ronald H. Gray            Vice President              None

John B. Hussey            Vice President              None

Stephen R. Jobe           Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Jonathan C. Jones         Vice President              None

Raymond Lazcano           Vice President              None

William E. Lynch          Senior Vice President       None

Kevin D. Maloney          Compliance Officer          None

Jacqueline A. McCarthy    Vice President              None

Andrew J. Meyers          Executive Vice President    Executive Vice
                                                      President,
                                                      PIMCO Funds
                                                      Advertising Agency, Inc.

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Vice President              Vice President, PIMCO
                                                      Funds Advertising Agency

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Compliance Officer          Vice President, Director
                                                      of Compliance, PIMCO
                                                      Advisors L.P.

Mark J. Porterfield       Vice President,             Vice President,
                          Compliance Officer          Compliance Officer,
                                                      PIMCO Advisors L.P.

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, General Counsel
                          and Secretary

Robert M. Smith           Vice President              None

Ellen Z. Spear            Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Daniel W. Sullivan        Vice President              None

William H. Thomas, Jr.    Regional Vice President     None

Stephen J. Treadway       Chairman, President and     Executive Vice
                          Chief Executive Officer     President,
                                                      PIMCO Advisors L.P.
                                                      and Trustee

Paul H. Troyer            Senior Vice President       None

Brian F. Trumbore         Executive Vice President    None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------
    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902, except for Messrs. Fitzgerald, Maloney, Nguyen, Poli and Weil, for whom the address is 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Investors Fiduciary Trust Company, 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or First Data Investor Services Group, Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 7th day of June, 2000.

                            PIMCO FUNDS: MULTI-MANAGER SERIES

                            By: /s/ Stephen J. Treadway
                            ______________________________
                                   Stephen J. Treadway,
                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 49 has been signed below by the following persons in the capacities and on the dates indicated.

Name                          Capacity                    Date
-----                         --------                    ----

/s/ Stephen J. Treadway       Trustee and President         June 7, 2000
----------------------------
Stephen J. Treadway


             *                Treasurer and Principal
----------------------------  Financial and Accounting
John P. Hardaway              Officer


             *                Trustee
----------------------------
Donald P. Carter

             *                Trustee
----------------------------
E. Philip Cannon

             *                Trustee
----------------------------
Gary A. Childress

             *                Trustee
----------------------------
Richard L. Nelson

             *                Trustee
----------------------------
Kenneth M. Poovey

             *                Trustee
----------------------------
Lyman W. Porter

             *                Trustee
----------------------------
Alan Richards

             *                Trustee
----------------------------
W. Bryant Stooks

             *                Trustee
----------------------------
Gerald M. Thorne
                              * By: /s/ Stephen J. Treadway
                                    --------------------------
                                    Stephen J. Treadway,
                                    Attorney-In-Fact

                               Date: June 7, 2000